Investor Class Shares Prospectus May 1, 2020 as supplemented July 1, 2020

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-800-873-8637 or usfunds@apexfs.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-873-8637 or usfunds@apexfs.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with U.S. Global Investors Funds.

U.S. Global Investors Funds

Equity Funds	Emerging Markets Funds
All American Equity Fund (GBTFX)	Emerging Europe Fund (EUROX)
Global Luxury Goods Fund (USLUX)	China Region Fund (USCOX)
(Formerly the Holmes Macro Trends Fund)

Gold and Natural Resources Funds	Bond Funds
Gold and Precious Metals Fund (USERX)	Near-Term Tax Free Fund (NEARX)
World Precious Minerals Fund (UNWPX)	U.S. Government Securities Ultra-Short Bond
Global Resources Fund (PSPFX)	Fund (UGSDX)

Table of Contents

Summary Section Equity Funds
All American Equity Fund	1
Global Luxury Goods Fund	5
Summary Section Gold and Natural Resources Funds
Gold and Precious Metals Fund	10
World Precious Minerals Fund	15
Global Resources Fund	20
Summary Section Emerging Market Funds
Emerging Europe Fund	24
China Region Fund	29
Summary Section Bond Funds
Near-Term Tax Free Fund	33
U.S. Government Securities Ultra-Short Bond Fund	36
Investment Objectives, Principal Investment Strategies and Related Risks
All American Equity Fund	39
Global Luxury Goods Fund	39
Gold and Precious Metals Fund	40
World Precious Minerals Fund	40
Global Resources Fund	40
Emerging Europe Fund	42
China Region Fund	42
Near-Term Tax Free Fund	44
U.S. Government Securities Ultra-Short Bond Fund	45
Common Investment Practices and Related Risks	54
Portfolio Holdings	55
Fund Management	55
Shareholder Information	57
Pricing of Fund Shares	57
Opening an Account	57
Funding an Account	58
Minimum Investments	58
How to Purchase, Redeem and Exchange Shares	58
Important Shareholder Information	60
Distributions and Taxes	62
Financial Highlights	65

Summary Section

All American Equity Fund

INVESTMENT OBJECTIVE

The All American Equity Fund’s primary objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.56%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.08%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.90%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$193	$647	$1,127	$2,454

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 232% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is a key factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or by a company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities defined as “all American.” The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies defined as “all American,” and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

The All American Equity Fund will consider any of the following companies to be “all American”:

1.	companies offering stock registered on a United States stock exchange;

2.	companies offering stock traded on Nasdaq or the domestic over-the-counter markets;

3.	companies deriving more than 50% of their revenue from operations in the United States at the time of the fund’s investment;

4.	companies incorporated in the United States; or

5.	companies having their principal place of business or corporate headquarters located in the United States.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus

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has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives.

•	Portfolio Turnover Risk. The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders. The expenses and tax consequences associated with a fund’s portfolio turnover may adversely affect the fund’s performance.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Over-the-Counter Risk. Securities traded in the over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the fund pays as part of the purchase price.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s

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returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

All American Equity Fund

Best quarter shown in the bar chart above: 12.35% in the fourth quarter of 2011.

Worst quarter shown in the bar chart above: (15.56)% in the third quarter of 2011.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
All American Equity Fund	18.97%	2.51%	7.34%
Return Before Taxes Return After Taxes on Distributions	18.18%	1.34%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares	11.35%	1.58%	5.59%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – All American Equity Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

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PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Global Luxury Goods Fund

INVESTMENT OBJECTIVE

The Global Luxury Goods Fund’s primary objective is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.85%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.59%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.70%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$173	$567	$987	$2,157

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 292% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies producing, processing, distributing, and manufacturing luxury products, services, or equipment. Luxury goods are defined as those products or services that are not essential to livelihood but are highly desired within a culture or society. Luxury products include apparel, textile products, automobiles, home and office products, jewelry, and leisure products such as music, recreation and sporting goods. Luxury services include commercial services, gaming, lodging, restaurants, passenger transportation and transit services, recreational and entertainment facilities, consumer product distribution, retail, consumer goods rental, educational services, and personal care services. The securities in which the fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, luxury goods companies, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also may purchase call and put options and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The fund may invest a significant portion of its assets in foreign companies, including companies in emerging markets. The fund may invest in companies of any market capitalization.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund may also invest in fixed-income securities of any credit quality and maturity, and the weighted average maturity of the portfolio may vary substantially over time. Up to 10% of the fund’s net assets may be invested in fixed-income securities rated below investment grade (“junk bonds”). Investment grade debt securities are debt securities rated in one of the top four categories by a national rating organization or, if unrated, determined by the Adviser to be of comparable quality. Certain fixed-income securities held by the fund may be illiquid.

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return

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on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. The Adviser could be incorrect in its analysis of industries, companies and the relative attractiveness of growth and value stocks and other matters.

•	Portfolio Turnover Risk. The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders. The expenses and tax consequences associated with a fund’s portfolio turnover may adversely affect the fund’s performance.

•	Risk of Investing in the Luxury Goods Industry. Companies in the luxury goods industry may face intense competition and may be dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction or underproduction, which can impact company profitability.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•	Consumer Discretionary Risk. Companies in the consumer discretionary sector are subject to risks associated with fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. The performance of such companies may also be affected by factors relating to levels of disposable household income, reduced consumer spending, changing demographics and consumer tastes, among others.

•	Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

•	Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately

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the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

•	Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer’s credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

•	Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

•	Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates may be heightened. Fixed- income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

•	Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities’ maturity, reduce the Fund’s return and cause the Fund to reinvest in lower yielding securities.

•	Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the fund. Privately issued securities that the Adviser determines to be “illiquid” are subject to the fund’s policy of not investing more than 15% of its net assets in illiquid securities.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www.usfunds.com or by calling 1-800-873-8637.

The fund changed its investment strategy on July 1, 2020. Prior to that date, the fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies. Different investment strategies may lead to different performance results. The fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.

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Annual Total Returns (as of December 31 each year)

Global Luxury Goods Fund

Best quarter shown in the bar chart above: 13.63% the third quarter of 2013.

Worst quarter shown in the bar chart above: (18.83)% in the third quarter of 2011.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Global Luxury Goods Fund	13.70%	6.01%	7.85%
Return Before Taxes Return After Taxes on Distributions	12.96%	2.93%	5.78%
Return After Taxes on Distributions and Sale of Fund Shares	8.41%	3.62%	5.72%
S&P Global Luxury Index (reflects no deduction for fees, expenses or taxes) (1)	29.33%	8.45%	13.06%
S&P Composite 1500 TR (reflects no deduction for fees, expenses or taxes)	30.90%	11.46%	13.52%

(1)	Effective July 1, 2020, the S&P Global Luxury Index replaced the S&P Composite 1500 Index as the fund’s primary benchmark. The Adviser believes that the S&P Global Luxury Index is the best comparative benchmark for the fund because it is comprised of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1994 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – Global Luxury Goods Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

8

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Gold and Precious Metals Fund

INVESTMENT OBJECTIVE

The Gold and Precious Metals Fund seeks long-term growth of capital plus protection against inflation and monetary instability. The fund also pursues current income as a secondary objective.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.84%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.47%
Acquired fund fees and expenses	0.06%
Total annual fund operating expenses	1.62%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$165	$524	$907	$1,982

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 36% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium, as well as diamonds. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious metals. The fund may invest in foreign or emerging market securities. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious metals industry over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of the company.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

The fund focuses on selecting companies with established producing mines that have large deposits that create a significant stream of cash flow. Senior mining companies that have proven reserves are more strongly influenced by the price of gold. Although the fund focuses its investments on senior mining companies, the fund may invest in junior and intermediate mining companies. Junior mining companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

The Adviser’s stock selection process for established mining companies looks to identify companies with robust growth profiles and strong cash flows. In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to rising commodity prices.

Although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund’s objectives or that the Adviser does not implement the strategy properly.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Industry Concentration Risk. The fund concentrates its investments in gold and other precious metals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•	Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•	Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•	Price Volatility Risk. The value of the fund’s shares may fluctuate significantly.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as ETFs that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•	Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the fund. Privately issued securities that the Adviser determines to be “illiquid” are subject to the fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•	Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund’s performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•	Initial Public Offering Risk. The fund may purchase securities in an initial public offering (“IPO”), which may be illiquid; thus the fund may not be able to dispose of them promptly at the price at which they are valued.

•	Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund’s losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•	Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund’s investment.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

The secondary index in the table below shows how the fund’s performance compares to a group of securities that aligns more closely with the fund’s investment strategies.

Annual Total Returns (as of December 31 each year)

Gold and Precious Metals Fund

Best quarter shown in the bar chart above: 40.34% in the second quarter of 2016.

Worst quarter shown in the bar chart above: (33.37)% in the second quarter of 2013.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Gold and Precious Metals Fund Return Before Taxes	51.34%	15.21%	(1.43)%
Return After Taxes on Distributions	51.34%	14.99%	(1.89)%
Return After Taxes on Distributions and Sale of Fund Shares	30.40%	12.18%	(0.76)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
FTSE Gold Mines Index (reflects no deduction for fees, expenses or taxes)	42.68%	12.58%	(3.46)%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund’s portfolio.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2001. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – Gold and Precious Metals Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

World Precious Minerals Fund

INVESTMENT OBJECTIVE

The World Precious Minerals Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.73%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.54%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	1.56%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$159	$549	$965	$2,126

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 20% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium, as well as diamonds. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious minerals. The equity and equity- related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may invest in warrants to gain exposure to individual securities in the gold and precious minerals sector over the long term. Warrants allow the fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The fund may also receive warrants when it participates in a private placement. The issuer of the private placement may provide a warrant as an incentive for investing in the initial financing of a company.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

The fund focuses on selecting junior and intermediate exploration companies from around the world. Junior exploration companies typically have small market capitalization and no source of steady cash flow, and their growth generally comes from a major mining discovery. Therefore, the risk and opportunities are substantially greater than investing in a senior mining company with proven reserves. The volatility of these smaller mining companies is typically greater than that of senior producers.

In making security selections for junior and intermediate mining investments, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price. The Adviser’s stock selection process for established mining companies looks to identify companies with robust reserve growth profiles and strong cash flows.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Although the fund has greater latitude to invest its assets in different precious minerals or metals stocks, it currently has significant investments in gold sector stocks. Gold companies include mining companies that exploit gold deposits that are supported by co- products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund’s objectives or that the Adviser does not implement the strategy properly.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Industry Concentration Risk. The fund concentrates its investments in precious minerals. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to changes in the price of gold and other precious minerals, which can be influenced by a variety of global economic, financial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time. Therefore, the fund may be more volatile than other types of investments.

•	Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

•	Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•	Price Volatility Risk. The value of the fund’s shares may fluctuate significantly.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Gold and Precious Metals/Minerals Risk. The fund may invest in gold and precious metals directly and/or in equity and equity-related securities, such as ETFs that represent interests in, or related to, these precious metals and, therefore, is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code if the fund derives more than 10% of its gross income from these investments in gold and precious metals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the fund and its shareholders.

•	Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the fund. Privately issued securities that the Adviser determines to be “illiquid” are subject to the fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•	Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund’s performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•	Initial Public Offering Risk. The fund may purchase securities in an initial public offering (“IPO”), which may be illiquid; thus the fund may not be able to dispose of them promptly at the price at which they are valued.

•	Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund’s losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•	Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund’s investment.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

The secondary index in the table below shows how the fund’s performance compares to a group of securities that aligns more closely with the fund’s investment strategies.

Annual Total Returns (as of December 31 each year)

World Precious Minerals Fund

Best quarter shown in the bar chart above: 52.06% in the second quarter of 2016.

Worst quarter shown in the bar chart above: (36.95)% in the second quarter of 2013.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
World Precious Minerals Fund Return Before Taxes	22.59%	3.47%	(8.33)%
Return After Taxes on Distributions	22.59%	(0.81)%	(11.01)%
Return After Taxes on Distributions and Sale of Fund Shares	13.37%	0.76%	(5.91)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
NYSE Arca Gold Miners Index (reflects no deduction for fees, expenses or taxes)	41.26%	11.11%	(3.20)%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund’s portfolio.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2001. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – World Precious Minerals Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Global Resources Fund

INVESTMENT OBJECTIVE

The Global Resources Fund seeks long-term growth of capital plus protection against inflation and monetary instability.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.71%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.60%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.58%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$161	$549	$963	$2,118

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 129% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population.

The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

Under normal market conditions, the fund will invest at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries, which include, among others, the following industries: natural gas, integrated oil companies, oil and gas drilling, oil and gas exploration and production, oil and gas refining, oilfield equipment/services, aluminum, chemicals, diversified metals and coal mining, gold and precious metals, iron and steel, paper and forest products, and uranium.

The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, natural resources, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs), and long-term equity anticipation securities (LEAPS).

The fund may receive warrants when it participates in a private placement. The warrants are provided by the issuer of the private placement as an incentive for investing in the initial financing of the company. The holder of a warrant has the right, until the warrant expires, to sell the warrant or to purchase a given number of shares of a particular issue at a specified price.

The fund may also short positions in the fund’s portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that the fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling the fund to repurchase the security later at the lower price.

For its “bottom-up” selection strategy, the Adviser looks at a company’s relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund’s objectives or that the Adviser does not implement the strategy properly.

•	Portfolio Turnover Risk. The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders. The expenses and tax consequences associated with a fund’s portfolio turnover may adversely affect the fund’s performance.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Industry Concentration Risk. The fund concentrates its investments in the natural resources industries and may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations and limitations on production may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

•	Price Volatility Risk. The value of the fund’s shares may fluctuate significantly.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however,

in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the fund. Privately issued securities that the Adviser determines to be “illiquid” are subject to the fund’s policy of not investing more than 15% of its net assets in illiquid securities.

•	Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Leverage Risk. Derivatives and other transactions that give rise to leverage may cause the fund’s performance to be more volatile than if the fund had not been leveraged. Leveraging also may require that the fund liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the fund to losses in excess of the amounts invested or borrowed.

•	Initial Public Offering Risk. The fund may purchase securities in an initial public offering (“IPO”), which may be illiquid; thus the fund may not be able to dispose of them promptly at the price at which they are valued.

•	Short Position Risk. The fund will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate the fund’s losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

•	Counterparty Risk. The fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the fund’s investment.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

The secondary index in the table below shows how the fund’s performance compares to a group of securities that aligns more closely with the fund’s investment strategies.

Annual Total Returns (as of December 31 each year)

Global Resources Fund

Best quarter shown in the bar chart above: 29.10% in the fourth quarter of 2010.

Worst quarter shown in the bar chart above: (25.97)% in the fourth quarter of 2014.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Global Resources Fund Return Before Taxes	7.80%	(4.46)%	(3.84)%
Return After Taxes on Distributions	7.58%	(5.16)%	(4.54)%
Return After Taxes on Distributions and Sale of Fund Shares	5.22%	(3.39)%	(2.76)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
S&P Global Natural Resources Index (Net Total Return) (reflects no deduction for fees, expenses or taxes)	16.41%	4.14%	1.05%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund’s portfolio.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – Global Resources Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Europe Fund

INVESTMENT OBJECTIVE

The Emerging Europe Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	1.07%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.98%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	2.31%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$234	$758	$1,309	$2,812

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 87% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies located in the emerging markets of Eastern Europe, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries.

Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, the Czech Republic, Hungary and Turkey. The Adviser considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.	securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;

2.	securities of issuers that derive a majority of their revenues from business in Eastern European countries, or have a majority of their assets in Eastern European countries at the time of the fund’s investment; or

3.	securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Industry Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the statement of additional information (SAI).

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies—Integrated, Oil Companies—Exploration & Production, Oil Refining & Marketing, Regional Banks—Non-U.S., Commercial Banks—Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

The fund may invest up to 20% of its net assets in securities, including debt securities of any credit quality, of governments and companies located anywhere in the world.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Eastern European Securities Risk. Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund’s investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund’s investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Geographic Concentration Risk. The fund concentrates its investments in companies located in Eastern Europe. Because of this, companies in the fund’s portfolio may react similarly to political, social, and economic developments in any of the Eastern European countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, the fund’s share price. The fund’s return and share price may be more volatile than those of a less concentrated portfolio.

•	Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Brexit Investment Risk. The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more additional countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the fund’s portfolio.

•	Industry Concentration Risk. The fund invests more than 25% of its investments in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. To the extent that the fund’s assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund’s assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Industry Classification System.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Sector Risk. The fund may invest a significant amount of its assets in certain sectors, which exposes the fund to greater market risk than if the fund diversified its assets among various sectors.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund’s objectives or that the Adviser does not implement the strategy properly.

•	Restricted Security Risk. The fund’s investment in Russian oil, gas and banking companies may become subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of broad-based securities market indexes. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

The secondary index in the table below shows how the fund’s performance compares to a group of securities that aligns more closely with the fund’s investment strategies.

Annual Total Returns (as of December 31 each year)

Emerging Europe Fund

Best quarter shown in the bar chart above: 20.81% in the third quarter of 2010.

Worst quarter shown in the bar chart above: (27.90)% in the third quarter of 2011.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Emerging Europe Fund Return Before Taxes	29.76%	3.66%	(0.94)%
Return After Taxes on Distributions	29.78%	3.66%	(1.02)%
Return After Taxes on Distributions and Sale of Fund Shares	18.64%	2.93%	(0.63)%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%
MSCI Emerging Markets Europe 10/40 Index (Net Total Return) (reflects no deduction for fees, expenses or taxes)	30.12%	8.35%	1.35%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

No one index is representative of the Fund’s portfolio.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1997 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – Emerging Europe Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

China Region Fund

INVESTMENT OBJECTIVE

The China Region Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	1.14%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	1.52%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	2.92%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$295	$926	$1,582	$3,338

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 95% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. The fund may invest in companies of any market capitalization.

Under normal market conditions, the China Region Fund will invest at least 80% of its net assets in equity and equity-related securities of companies located in the China region. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies located in the China region, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People’s Republic of China (PRC or China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1.	securities of issuers organized under the laws of the countries within the China region;

2.	securities of issuers that have at least 50% of their assets in one or more China region countries;

3.	securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries at the time of the fund’s investment; or

4.	securities of issuers that are primarily traded on the China, Taiwan or Hong Kong exchanges.

The China Region Fund will invest in both established and emerging companies registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in People’s Republic of China (PRC) securities will be focused in the authorized China securities market; in particular, the Hong Kong Stock Exchange. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea, Singapore, Malaysia and Indonesia stock exchanges, among others.

The fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

The fund also may purchase call and put options, and enter into covered option writing transactions. In addition, the fund may invest up to 15% of its net assets in illiquid securities.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. As with all mutual funds, loss of money is a risk of investing in the fund.

•	Market Risk. The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

•	Foreign Securities Risk/Emerging Markets Risk. The fund’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets. The fund’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.

•	Geographic Concentration Risk. The fund concentrates its investments in companies located in the China region. Because of this, companies in the fund’s portfolio may react similarly to political, social, and economic developments in any of the China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes that could affect the value of such companies and, therefore, a fund’s share price. Additionally, developing countries, such as those in China, may subject the fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the fund. A fund’s return and share price may be more volatile than those of a less concentrated portfolio. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors.

•	Growth Stock Risk. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities.

•	Sector Risk. The fund may invest a significant amount of its total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

•	Non-Diversification Risk. The fund is non-diversified and may invest a significant portion of its total assets in a small number of companies. This may cause the performance of the fund to be dependent upon the performance of one or more selected companies, which may increase the volatility of the fund.

•	Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the China Region Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies’ reputation and price in the market will be adversely or negatively affected.

•	Portfolio Management Risk. The skill of the Adviser will play a significant role in the fund’s ability to achieve its investment objectives. There is a risk that the investment strategy does not achieve the fund’s objectives or that the Adviser does not implement the strategy properly.

•	Portfolio Turnover Risk. The fund’s portfolio turnover rates vary from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders. The expenses and tax consequences associated with a fund’s portfolio turnover may adversely affect the fund’s performance.

•	Small- and Mid-Sized Companies Risk. The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Depositary Receipts Risk. ADR and GDR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs and GDRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

•	Options Risk. Investing in options, long-term equity anticipation securities (i.e., LEAPS, an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

•	Illiquidity Risk. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk.

•	Restricted Security Risk. The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate the security.

•	Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

•	Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, convertible securities held by the fund that are rated below investment grade (i.e., “junk bonds”) are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the fund or a decline in the market value of the securities.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

China Region Fund

Best quarter shown in the bar chart above: 18.03% in the third quarter of 2017.

Worst quarter shown in the bar chart above: (22.56)% in the third quarter of 2011.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
China Region Fund Return Before Taxes	21.99%	3.28%	1.48%
Return After Taxes on Distributions	21.78%	3.10%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares	13.35%	2.59%	1.16%
Hang Seng Composite Index (reflects no deduction for fees, expenses or taxes)	11.57%	3.12%	2.24%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1994 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – China Region Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Near-Term Tax Free Fund

INVESTMENT OBJECTIVE

The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses	0.55%
Total annual fund operating expenses	1.05%
Expense waiver*	(0.60)%
Total annual expenses after reimbursements	0.45%

*	The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through April 30, 2021. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after April 30, 2021.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$46	$274	$521	$1,228

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 35% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond’s credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

Under normal market conditions, the Near-Term Tax Free Fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. This policy is a fundamental policy of the fund and may not be changed without the approval of a majority of the outstanding shares of the fund. The fund may also invest in ETFs and other registered investment companies that provide exposure to municipal securities that exhibit yield, duration, and other characteristics comparable to the municipal securities in which the fund invests directly. The fund’s investments in such ETFs and registered investment companies will count toward satisfaction of the fund’s 80% policy. The fund will maintain a weighted-average portfolio maturity of five years or less. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody’s Investors Services (Aaa, Aa, A, Baa) or by Standard & Poor’s Corporation (AAA, AA, A, BBB) (or, if not rated by Moody’s or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Interest Rate Risk. Because the fund invests primarily in municipal securities, there is a risk that the value of these securities will fall if interest rates rise. Ordinarily, when interest rates go up, municipal security prices fall. The opposite is also true: municipal security prices usually go up when interest rates fall. The longer a fund’s weighted-average maturity, the more sensitive it is to changes in interest rates. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed-income securities and could negatively affect the fund’s net asset value.

•	Credit Risk. There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state or local law may limit the sources of funds for the payment of principal and interest.

•	Main Risk. The fund is designed for investors who primarily seek current income that is substantially free from federal income tax. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund’s policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2019, 100% of the fund’s distributions were tax-exempt. From year to year, this number may vary and there is no assurance that these distributions will continue.

•	Liquidity Risk. The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

•	Insured Municipal Bonds. The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer’s credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative effect on the value of the bond.

•	Lower Rated Municipal Bonds. A portion of the fund’s investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund’s purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

•	Call Risk. A municipal security may be prepaid (called) before its maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

•	Income Risk. The fund is subject to income risk, which is the risk that a fund’s dividends (income) will decline due to falling interest rates.

•	Municipal Bond Risk. There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

•	Industry Concentration Risk. The fund concentrates its investments in general obligation bonds, single state bonds, or in securities issued by states or municipalities in connection with the financing of projects with similar characteristics, such as hospital revenue bonds, housing revenue bonds, electric power project bonds, industry revenue bonds of similar type projects. The fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund invests in securities that typically respond to adverse tax, legislative or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Therefore, the fund may be more volatile than other types of investments.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

Annual Total Returns (as of December 31 each year)

Near-Term Tax Free Fund

Best quarter shown in the bar chart above: 1.99% in the second quarter of 2011.

Worst quarter shown in the bar chart above: (1.42)% in the fourth quarter of 2016.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
Near-Term Tax Free Fund Return Before Taxes	2.18%	1.02%	1.83%
Return After Taxes on Distributions	2.18%	1.02%	1.83%
Return After Taxes on Distributions and Sale of Fund Shares	1.81%	1.08%	1.82%
Bloomberg Barclays 3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.67%	1.64%	1.79%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1990 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – Near-Term Tax Free Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment. Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to make distributions that are exempt from federal income tax, including the alternative minimum tax. Although the fund intends to invest the majority of its assets in tax free securities, it may invest up to 20% of its assets in securities that pay taxable interest. Distributions of the fund’s taxable income, including taxable interest and capital gains realized on the sale of its investments, will be taxable to shareholders as ordinary income, capital gains, or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed as ordinary income upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

U.S. Government Securities Ultra-Short Bond Fund

INVESTMENT OBJECTIVE

The U.S. Government Securities Ultra-Short Bond Fund (Government Securities Ultra-Short Bond Fund) seeks to provide current income and preserve capital.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the fund. These fees are paid directly from your investment.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.50%
Distribution and/or service (12b-1) fees	None
Other expenses	0.50%
Total annual fund operating expenses	1.00%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund had a portfolio turnover rate of 97% for the fiscal year ended December 31, 2019.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. For purposes of the Fund’s 80% policy, the Fund may invest in U.S. Treasury securities and obligations of the agencies and instrumentalities of the U.S. directly, or indirectly via exchange-traded funds (“ETFs”) that represent interests in, or relate to, such investments.

Although the value of the fund’s shares will fluctuate, the Adviser seeks to manage the magnitude of fluctuations by limiting the fund’s dollar-weighted average effective maturity to two years or less.

In selecting investments, the Adviser’s analysis encompasses an interest rate forecast that considers such factors as economic growth, inflation expectations and expected monetary policy actions. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for the fund’s portfolio, which analyzes yields, maturities and bond ratings of particular bonds.

PRINCIPAL RISKS

•	Recent Market Events. Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent, global outbreak of respiratory disease caused by a novel coronavirus has resulted in closing borders, healthcare service preparation and delivery disruptions, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics generally could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen and may be short term or may last for an extended period of time.

•	Main Risk. The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objectives can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to manage the magnitude of NAV fluctuations by limiting the fund’s dollar-weighted average effective maturity to two years or less, it is possible to lose money by investing in the fund.

•	Risk of Investing In Government Agencies. The Government Securities Ultra-Short Bond Fund invests in various United States government agencies, which, while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

•	Inflation Risk. The fund’s yields will vary as the short-term securities in their portfolios mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of a fund’s yield may be eroded by inflation.

•	Interest Rate Risk. Debt securities may fluctuate in value due to changes in interest rates. Typically, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with relatively longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund’s net asset value.

•	Issuer Risk. There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

•	Income Risk. The fund is subject to income risk, which is the risk that a fund’s dividends (income) will decline due to falling interest rates.

•	Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. In addition, an ETF’s shares may trade above or below its net asset value.

PERFORMANCE INFORMATION

The following bar chart and table show the volatility of the fund’s Investor Class share returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year during the period indicated. The table compares the fund’s average annual returns for the last 1-, 5- and 10-year periods to those of a broad-based securities market index. How the fund performed in the past, before and after taxes, is not an indication of how it will perform in the future. You may obtain performance data current to the most recent month end at www. usfunds.com or by calling 1-800-873-8637.

Prior to December 20, 2013, the fund was a money market fund. Consequently, prior period performance may have been different if the fund had not been a money market fund.

Annual Total Returns (as of December 31 each year)

U.S. Government Securities Ultra-Short Bond Fund

Best quarter shown in the bar chart above: 0.75% in the second quarter of 2018.

Worst quarter shown in the bar chart above: (0.45)% in the second quarter of 2015.

Average Annual Total Returns

(for the periods ended December 31, 2019)

	1 Year	5 Years	10 Years
U.S. Government Securities Ultra-Short Bond Fund Return Before Taxes	1.50%	0.83%	0.46%
Return After Taxes on Distributions	0.89%	0.49%	0.27%
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	0.49%	0.27%
Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index (reflects no deduction for fees, expenses or taxes)	2.60%	1.15%	0.67%

After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of fund shares.

FUND MANAGEMENT

Investment Adviser: U.S. Global Investors, Inc.

Portfolio Managers: Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the fund. Mr. Holmes has served as Chief Executive Officer of the fund since 1989 and Chief Investment Officer of the fund since 1999. Mr. Aldis has served as a portfolio manager of the fund since 2015. Ms. Sawicka and Mr. Leon have served as portfolio managers of the fund since 2020.

PURCHASE AND SALE OF FUND SHARES

You may purchase or sell (redeem) shares of the fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the fund by calling 1-800-873-8637 (toll free) or writing to the fund at U.S. Global Investors Funds – U.S. Government Securities Ultra-Short Bond Fund, P.O. Box 588, Portland, ME 04112. You also may purchase or redeem shares of the fund through your financial intermediary. The fund accepts investments in the following minimum amounts:

Minimum Investment

Initial Purchase

•	$5,000

Additional Purchases

•	$100 minimum per transaction

Automatic Investing—ABC Investment Plan®

•	$1,000 initial investment, which must be made by check or wire.

The fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment (or less than $1,000 at the time of investment if the account was opened prior to May 1, 2014). Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the Trust. The fund reserves the right to waive, modify or eliminate the small account fees at any time.

TAX INFORMATION

The fund intends to primarily make distributions that may be taxed as ordinary income, capital gains or some combination of both, unless you hold fund shares in a tax-advantaged account, in which case your distributions may be taxed upon withdrawal.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and/or its related companies may pay the intermediary revenue sharing payments or a fee for certain servicing and administrative functions. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Investment Objectives, Principal Investment Strategies and Related Risks

All American Equity Fund
Global Luxury Goods Fund

INVESTMENT OBJECTIVE

The All American Equity Fund and Global Luxury Goods Fund seek long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

All American Equity Fund

Under normal market conditions, the All American Equity Fund will invest substantially all (greater than 80%) of its net assets in equity and equity-related securities of companies defined as “all American.” The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies defined as “all American,” and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

The All American Equity Fund will consider any of the following companies to be “all American”:

1.	companies offering stock registered on a United States stock exchange;

2.	companies offering stock traded on Nasdaq or the domestic over-the-counter markets;

3.	companies deriving more than 50% of their revenue from operations in the United States at the time of the fund’s investment;

4.	companies incorporated in the United States; or

5.	companies having their principal place of business or corporate headquarters located in the United States.

The fund may also purchase call and put options, and the fund’s current intention is to purchase only exchange-traded options. The fund may purchase put options to hedge the fund’s portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets.

In an effort to enhance the fund’s risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets.

INVESTMENT PROCESSES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. Shareholder yield is another factor the Adviser considers when evaluating a company. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations. Shareholder yield is another factor the Adviser considers when evaluating a company. Shareholder yield is determined by the dividends that a company pays to its shareholders and/or company buyback of stock from shareholders. The focus of the stock selection is on large capitalization companies.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels.

For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a pro-longed general decline, or other adverse conditions. Under these circumstances, the fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When the fund is in a defensive investment position, it may not achieve its investment objective.

Global Luxury Goods Fund

Under normal market conditions, the Global Luxury Goods Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of companies producing, processing, distributing, and manufacturing luxury products, services, or equipment. Luxury goods are defined as those products or services that are not essential to livelihood but are highly desired within a culture or society. Luxury products include apparel, textile products, automobiles, home and office products, jewelry, and leisure products such as music, recreation and sporting goods. Luxury services include commercial services, gaming, lodging, restaurants, passenger transportation and transit services, recreational and entertainment facilities, consumer product distribution, retail, consumer goods rental, educational services, and personal care services. The securities in which the fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, luxury goods companies, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund may also participate in private placements.

The fund may, from time to time, invest a significant amount of its total assets in one or more of the sectors of the S&P Global Luxury Index. As a result of the Adviser’s earnings growth investment strategy, concentrations in the sectors may rotate depending on the earnings growth of the underlying companies in each sector. The fund may invest a significant portion of its assets in foreign companies, including companies in emerging markets. The fund may invest in companies of any market capitalization.

The fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the fund will consider various factors, including the country in which the company’s principal operations are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

The fund may also purchase call and put options, and the fund’s current intention is to purchase only exchange-traded options. The fund may purchase put options to hedge the fund’s portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. In an effort to enhance the fund’s risk-adjusted performance, the fund may enter into covered option writing transactions. The fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets.

The fund’s portfolio investments may include preferred stocks, corporate notes, bonds and debentures and securities issued and guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The fund may invest up to 10% of its net assets in fixed-income securities rated below investment grade. Investment grade debt securities are debt securities rated in the category BBB- or higher by Standard & Poor or Baa3 or higher by Moody’s Investors Service, Inc. or the equivalent by another national rating organization or, if unrated, determined by the Adviser to be of comparable quality. The Adviser will have discretion to select the range of maturities of the various fixed-income securities in which the fund may invest and the weighted average life of the fund’s fixed-income securities may vary substantially from time to time depending on economic and market conditions. The fund may invest in debt securities of any maturity.

INVESTMENT PROCESSES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, earnings growth and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, the fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When the fund is in a defensive investment position, it may not achieve its investment objective.

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

INVESTMENT OBJECTIVES

The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund each seek long-term growth of capital plus protection against inflation and monetary instability. The Gold and Precious Metals Fund also pursues current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Gold and Precious Metals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies predominately involved in the mining, fabrication, processing, marketing or distribution of precious metals including gold, silver, platinum group, palladium, as well as diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious metals directly and/or in equity and equity-related securities, such as exchange-traded funds (“ETFs”) that represent interests in, or related to, these precious metals. The fund may invest in foreign or emerging market securities. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs) and long- term equity anticipation securities (LEAPS).

The Gold and Precious Metals Fund focuses on selecting companies with established producing mines, and although the fund has greater latitude to invest its assets in different precious metals, it currently has significant investments in the gold sector. The fund reserves the right to invest up to 20% of its net assets in the securities of companies principally engaged in natural resources operations.

Under normal market conditions, the World Precious Minerals Fund will invest at least 80% of its net assets in equity and equity-related securities of companies principally engaged in the exploration for, or mining and processing of, precious minerals such as gold, silver, platinum group, palladium, as well as diamonds. The fund will notify you in writing 60 days before making any changes to this policy. The fund may invest in these precious minerals directly and/or in equity and equity-related securities, such as ETFs that represent interests in, or related to, these precious minerals. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)). The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

Although the World Precious Minerals Fund has greater latitude to invest its assets in different precious minerals, it currently has significant investments in the gold sector. Gold companies include mining companies that exploit gold deposits that are supported by co-products and by-products such as copper, silver, lead and zinc, and also diversified mining companies which produce a meaningful amount of gold.

The World Precious Minerals Fund focuses on selecting junior and intermediate exploration companies from around the world. Typically, junior exploration gold companies produce up to 100,000 ounces of gold or other precious metal per year, and intermediate companies produce up to a million ounces of gold or other precious metal. The price performance of junior exploration companies relates to the success of finding and increasing reserves, thus involving both greater opportunity and risk. Stock price performance of intermediate and senior mining companies that have proven reserves is more strongly influenced by the price of gold. The securities of junior and intermediate exploration gold companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

The World Precious Minerals Fund will invest in securities of companies with economic ties to countries throughout the world, including emerging markets and the U.S. Under normal market conditions, the fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Under normal market conditions, the Global Resources Fund normally invests at least 80% of its net assets in equity and equity-related securities of companies involved in the natural resources industries. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, natural resources, and depository receipts. The fund also participates in private placements, initial public offerings (IPOs) and long-term equity anticipation securities (LEAPS).

The Global Resources Fund concentrates its investments in the equity securities within the natural resources industries, which include, among others, the following industries:

Energy	Basic Materials
Natural Gas	Aluminum
Integrated oil companies	Chemicals
Oil and gas drilling	Diversified metals and coal mining
Oil and gas exploration and production	Gold and precious metals
Oil and gas refining	Iron and steel
Oilfield equipment/services	Paper and forest products Uranium

Consistent with its investment objective, the Global Resources Fund may invest without limitation in equity securities within the natural resources industries and will also invest in multi-capitalization companies.

Under normal market conditions, the Global Resources Fund will invest at least 40% of its assets in securities of companies that are economically tied to at least three countries other than the U.S. The fund may invest in companies which may be domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Adviser will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.

Each fund may short positions in its respective portfolio that are considered by the Adviser to be overvalued in an effort to realize a valuation discrepancy. A short position generally involves the sale of a security that a fund has borrowed (but does not own) with the expectation that the price of the security will decrease in value, enabling a fund to repurchase the security later at the lower price.

The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund may also purchase call and put options, and the funds’ current intention is to purchase only exchange-traded options. A fund may purchase put options to hedge the fund’s portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets. Long-term equity options called LEAPS and warrants allow a fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The underlying stock can be purchased or sold at a predetermined price for the life of the option or warrant. LEAPS and warrants, therefore, allow a fund to gain exposure to individual securities over the long- term while allowing the funds to preserve some cash for large or unexpected redemptions.

In an effort to enhance the funds’ risk-adjusted performance, the funds may enter into covered option writing transactions. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets.

The funds may invest in income and royalty trusts. A rising interest rate environment could adversely impact the performance of income and royalty trusts. Rising interest rates could limit the capital appreciation of income and royalty trusts because of the increased availability of alternative investments at competitive yields with income and royalty trusts.

INVESTMENT PROCESSES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

In selecting investments for the funds, the Adviser looks at a company’s relative rankings with respect to expected future growth in reserves, production and cash flow. Additionally, the Adviser also considers relative valuation multiples to earnings and cash flow, expected net asset value, balance sheet quality, working capital needs and overall profitability measured by returns on invested capital. In making security selections for junior and intermediate mining companies, the Adviser looks for companies with proven management who have a strong track record in developing and producing mining companies and whose potential mining assets and financial structure have upside leverage to a rising commodity price.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the fund may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, a fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objectives.

Emerging Europe Fund
China Region Fund

INVESTMENT OBJECTIVES

The Emerging Europe Fund and China Region Fund seek long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Emerging Europe Fund invests, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies located in the emerging markets of Eastern Europe. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities that the fund primarily invests in include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies located in the emerging markets of Eastern Europe, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

In general, Eastern European countries are in the early stages of industrial, economic or capital market development. Eastern European countries may include countries that were, until recently, governed by communist governments or countries that, for any other reason, have failed to achieve levels of industrial production, market activity, or other measures of economic development typical of the developed European countries. Although the fund may invest in any Eastern European country, it currently focuses its investment in companies located in Russia, Poland, Czech Republic, Hungary and Turkey. The Adviser

considers the following countries to be in Eastern Europe: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, the Czech Republic, Estonia, FYR Macedonia, Georgia, Greece, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

The fund will consider investments in Eastern Europe to be the following:

1.	securities of issuers that are organized under the laws of any Eastern European country or have a principal office in an Eastern European country;

2.	securities of issuers that derive a majority of their revenues from business in Eastern European countries or have a majority of their assets in Eastern European countries at the time of the fund’s investment; or

3.	securities that are traded principally on a securities exchange in an Eastern European country. (For this purpose, investment companies that invest principally in securities of companies located in one or more Eastern European countries will also be considered to be located in an Eastern European country, as will American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of companies located in Eastern European countries.)

The Emerging Europe Fund invests at least 25% of its total assets in securities of companies involved in oil, gas or banking. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Industry Classification System. For a full list of the Bloomberg-classified industries involving oil, gas or banking, see the discussion of non-fundamental investment restrictions in the SAI.

However, the fund will invest no more than 25% of its total assets in any one Bloomberg-classified industry involving oil, gas, or banking, such as, among others, Oil Companies—Integrated, Oil Companies— Exploration & Production, Oil Refining & Marketing, Regional Banks—Non-U.S., Commercial Banks—Non-U.S., and Diversified Banking Institutions; provided, however, if at the time of purchase a corresponding industry classification represents 20% or more of the fund’s benchmark, the MSCI Emerging Markets Europe 10/40 Index (Net Total Return), the fund may invest up to 35% of its total assets in the corresponding Bloomberg-classified industry.

Under normal market conditions, the China Region Fund will invest at least 80% of its net assets in equity and equity-related securities of companies located in the China region. The fund will notify you in writing 60 days before making any changes to this policy. The equity and equity-related securities in which the fund primarily invests include common stocks, preferred stocks, convertible securities, rights and warrants, exchange-traded funds (“ETFs”) that represent interests in, or related to, companies located in the China region, and depository receipts (American Depository Receipts (ADRs) and Global Depository Receipts (GDRs)).

The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea regions and includes: the People’s Republic of China (PRC or China), Bangladesh, Cambodia, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Myanmar, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand and Vietnam.

The fund will consider investments in the China region to be the following:

1.	securities of issuers organized under the laws of the countries within the China region;

2.	securities of issuers that have at least 50% of their assets in one or more China region countries;

3.	securities of issuers that derive at least 50% of their gross revenues or profits from providing goods or services to or from one or more China region countries at the time of the fund’s investment; or

4.	securities of issuers that are primarily traded on the China, Taiwan or Hong Kong exchanges.

The China Region Fund will invest in both established and emerging enterprises registered and operating in China and the China region. These will include wholly Chinese-owned enterprises, wholly foreign-owned enterprises and Sino-foreign joint ventures. While portfolio holdings may be geographically dispersed, the fund anticipates that the trading activities of the fund in People’s Republic of China (PRC) securities will be focused in the authorized China securities market; in particular, the Hong Kong Stock Exchange. Trading activities of the fund in securities other than PRC securities may take place on China region exchanges such as the Taiwan, Korea, Singapore, Malaysia and Indonesia stock exchanges, among others.

The Emerging Europe Fund and China Region Fund may, from time to time, invest a significant amount of their total assets in certain sectors. A fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world.

The funds may also purchase call and put options. A fund may purchase put options to hedge the fund’s portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets.

In an effort to enhance the funds’ risk-adjusted performance, the funds may enter into covered option writing transactions. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets.

INVESTMENT PROCESSES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” micro stock selection models to determine weighting in countries, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks the fiscal and monetary policies of the world’s largest countries both in terms of economic stature and population. The Adviser focuses on historical and socioeconomic cycles, and it applies both statistical and fundamental models, including “growth at a reasonable price” (GARP), to identify companies with superior growth and value metrics. The Adviser overlays these explicit knowledge models with the tacit knowledge obtained by domestic and global travel for first-hand observation of local and geopolitical conditions, as well as specific companies and projects.

The Adviser’s “bottom-up” stock selection approach is generally characterized as growth at a reasonable price, which focuses on three key drivers: revenue growth, cash flow and return on equity. The Adviser searches for growth companies that have strong fundamentals and are also trading at reasonable valuations.

The Adviser uses a matrix of statistical models to monitor market volatility and money flows, and as a result, the funds may at times maintain higher than normal cash levels. For example, the Adviser may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility, a prolonged general decline, or other adverse conditions. Under these circumstances, a fund may invest up to 100% of its assets in U.S. government securities, short-term indebtedness, repurchase agreements, money market instruments, or other investment grade cash equivalents, each denominated in U.S. dollars, or any other freely convertible currency. When a fund is in a defensive investment position, it may not achieve its investment objectives.

Near-Term Tax Free Fund

INVESTMENT OBJECTIVES

The Near-Term Tax Free Fund seeks to provide a high level of current income that is exempt from federal income taxation and to preserve capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets in investment grade municipal securities whose interest is free from federal income tax, including the federal alternative minimum tax. The fund may also invest in ETFs and other registered investment companies that provide exposure to municipal securities that exhibit yield, duration, and other characteristics comparable to the municipal securities in which the fund invests directly. The fund’s investments in such ETFs and registered investment companies will count toward satisfaction of the fund’s 80% policy. This policy is a fundamental policy of the fund and may not be changed without the approval of a majority of the outstanding shares of the fund.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public and private projects. These debt securities generally include general obligation bonds, revenue bonds, industrial development bonds, municipal lease obligations, single state bonds and similar instruments.

The issuer’s authority to levy taxes backs general obligation bonds. Since revenue bonds are issued to finance public works such as bridges or tunnels, they are supported by the revenues of the projects. Industrial development bonds are typically issued by municipal issuers on behalf of private companies. Because these bonds are backed only by income from a certain source and may not be an obligation of the issuer itself, they may be less creditworthy than general obligation bonds. Municipal lease obligations generally are issued to finance the purchase of public property. The property is leased to a state or local government and the lease payments are used to pay the interest on the obligations. These differ from other municipal securities because the money to make the lease payments must be set aside each year or the lease can be canceled without penalty. If this happens, investors who own the obligations may not be paid. A single state bond is issued by only one state and is not diversified. If the state that issues the bond has a financial setback, the market value of the bond may fall.

The fund invests only in debt securities that, at the time of acquisition, have one of the four highest ratings by Moody’s Investors Services (Aaa, Aa, A, Baa) or by Standard & Poor’s Corporation (AAA, AA, A, BBB) (or, if not rated by Moody’s or S&P, are determined by the Adviser to be of comparable quality). The fund will not invest more than 10% of its total assets in the fourth rating category. Investments in the fourth category may have speculative characteristics and, therefore, may involve higher risks.

The fund will maintain a weighted-average portfolio maturity of five years or less. A weighted-average maturity of a fund is the average of the remaining maturities of all the debt securities the fund owns, with each maturity weighted by the relative value of the security.

Although the fund tries to invest the majority of its assets in tax free securities, it is possible that up to 20% of its assets may be in securities that pay taxable interest. Taxable investments by the fund may generate ordinary income that will be distributed to shareholders as taxable income.

The fund concentrates its investments in general obligation bonds, single state bonds, or in securities issued by states or municipalities in connection with the financing of projects with similar characteristics, such as hospital revenue bonds, housing revenue bonds, electric power project bonds, industry revenue bonds of similar type projects.

INVESTMENT PROCESSES

The Adviser uses a matrix of “top-down” macro models and “bottom-up” fundamental analysis to determine weightings in geographic regions, sectors and individual securities. The Adviser believes government policies are a precursor to change, and as a result, it monitors and tracks fiscal and monetary policies. The

Adviser focuses on historical interest rate cycles and demographic trends.

In selecting investments, the Adviser will consider a bond’s credit analysis, structure (maturity, coupon, redemption features), and yield. The Adviser reviews these factors to determine the relative value of the bond in comparison to its market value and the market value of similar bonds.

U.S. Government Securities Ultra-Short Bond Fund

INVESTMENT OBJECTIVES

The U.S. Government Securities Ultra-Short Bond Fund seeks to achieve a total return with current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the U.S. Government Securities Ultra-Short Bond Fund invests at least 80% of its net assets in United States Treasury debt securities and obligations of agencies and instrumentalities of the United States, including repurchase agreements collateralized with such securities. The fund will notify you in writing 60 days before making any changes to this policy. For purposes of the Fund’s 80% policy, the Fund may invest in U.S. Treasury securities and obligations of the agencies and instrumentalities of the U.S. directly, or indirectly via exchange-traded funds (“ETFs”) that represent interests in, or relate to, such investments.

Under federal law, the income received from obligations issued by the United States government and some of its agencies and instrumentalities may be exempt from state and local income taxes. Many states that tax personal income allow mutual funds to pass this tax exemption through to shareholders. To maximize the taxable equivalent yield for shareholders under normal circumstances, the U.S. Government Securities Ultra-Short Bond Fund will attempt to invest primarily in obligations that qualify for the exemption from state taxation.

The U.S. Government Securities Ultra-Short Bond Fund may invest in fixed-rate and floating-rate securities issued by the United States Treasury and various United States government agencies, including the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority. While fixed-rate securities have a set interest rate, floating-rate securities have a variable interest rate that is closely tied to a money market index such as Treasury Bill rates. Floating rate securities provide holders with protection against rises in interest rates, but typically pay lower yields than fixed-rate securities of the same maturity.

INVESTMENT PROCESSES

In selecting investments, the Adviser’s analysis encompasses an interest rate forecast that considers such factors as economic growth, inflation expectations and expected monetary policy actions. After establishing an interest rate outlook, the Adviser applies a process of selecting bonds for a fund’s portfolio, which analyzes yields, maturities and bond ratings of particular bonds.

RELATED RISKS

Principal Risks	All American Equity Fund	Global Luxury Goods Fund	Gold and Precious Metals Fund	World Precious Minerals Fund	Global Resources Fund	Emerging Europe Fund	China Region Fund	Near-Term Tax Free Fund	U.S. Government Securities Ultra-Short Bond Fund
Brexit Investment Risk						X
Call Risk								X
Consumer Discretionary Risk		X
Convertible Securities Risk	X	X	X	X	X	X	X
Counterparty Risk			X	X	X
Credit Risk								X
Depositary Receipts Risk	X	X	X	X	X	X	X
Eastern European Securities Risk						X
Exchange-Traded Funds Risk	X	X	X	X	X	X	X	X	X
Fixed-Income Securities Risk		X
Foreign Securities Risk/Emerging Markets Risk		X	X	X	X	X	X
Geographic Concentration Risk						X	X
Gold and Precious Metals/Minerals Risk			X	X
Government Relationship Risk							X
Growth Stock Risk	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X
Income Risk								X	X
Industry Concentration Risk			X	X	X	X		X

Principal Risks	All American Equity Fund	Global Luxury Goods Fund	Gold and Precious Metals Fund	World Precious Minerals Fund	Global Resources Fund	Emerging Europe Fund	China Region Fund	Near-Term Tax Free Fund	U.S. Government Securities Ultra-Short Bond Fund
Inflation Risk									X
Initial Public Offering Risk			X	X	X
Insured Municipal Bonds Risk								X
Interest Rate Risk								X	X
Issuer Risk									X
Junior and Intermediate Mining Companies Risk			X	X
Large Capitalization Company Risk		X
Leverage Risk			X	X	X
Liquidity Risk								X
Lower Rated Municipal Bonds Risk								X
Main Risk	X	X	X	X	X	X	X	X	X
Market Risk	X	X	X	X	X	X	X
Municipal Bond Risk								X
Non-Diversification Risk			X	X		X	X
Options Risk	X	X	X	X	X	X	X
Over-the-Counter Risk	X
Portfolio Management Risk	X	X	X	X	X	X	X
Portfolio Turnover Risk	X	X			X		X
Price Volatility Risk			X	X	X
Private Placement Risk		X	X	X	X
Recent Market Events Risk	X	X	X	X	X	X	X	X	X
Restricted Security Risk			X	X	X	X	X
Risk of Investing in Government Agencies									X
Risk of Investing in the Luxury Goods Industry		X
Sector Risk	X	X				X	X
Short Position Risk			X	X	X
Small- and Mid-Sized Companies Risk		X					X
Warrants Risk	X	X	X	X	X	X	X

References to the “Fund” below are to the respective Fund(s) as noted in the preceding table.

BREXIT INVESTMENT RISK

The risk of investing in Europe may be heightened due to the 2016 referendum in which the United Kingdom voted to withdraw from membership in the European Union. In addition, if one or more additional countries were to exit the European Union or abandon the use of the Euro as a currency, the value of investments tied to those countries or the Euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the fund’s portfolio. The United Kingdom officially left the European Union on January 31, 2020, with a transitional period set to end on December 31, 2020. Brexit created and may continue to create an uncertain political and economic environment in the United Kingdom and other European Union countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the United Kingdom's departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. In addition, the United Kingdom's departure from the EU may create actual or perceived additional economic stresses for the United Kingdom, including potential for decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and possible declines in business and consumer spending, as well as foreign direct investment.

CALL RISK

A municipal security may be prepaid (called) before its maturity. An issuer is more likely to call its securities when interest rates are falling, because the issuer can issue new securities with lower interest payments. If a security is called, a fund may have to replace it with a lower-yielding security.

CONSUMER DISCRETIONARY RISK

The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to fluctuations in the performance of domestic and international economies, interest rate changes, increased competition and consumer confidence. The performance of such companies may also be affected by factors relating to levels of disposable household income, reduced consumer spending, changing demographics and consumer tastes, among others. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

CONVERTIBLE SECURITIES RISK

Convertible securities entail some of the risks of both equity and debt securities. While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities which the fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income from or a decline in the market value of, the securities. In addition, convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations or S&P or a similar determination of creditworthiness by the Adviser. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

COUNTERPARTY RISK

The funds may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the funds’ investment. The funds may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

CREDIT RISK

There is a possibility that an issuer of a municipal security cannot make timely interest and principal payments on its debt securities. With municipal securities, state, or local law may limit the sources of funds for the payment of principal and interest.

DEPOSITARY RECEIPTS RISK

Investments in ADRs and GDRs may involve risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs and GDRs may not track the price of the underlying securities and may change materially at times when the U.S. markets are not open for trading. In addition, issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.

EASTERN EUROPEAN SECURITIES RISK

Political and economic structures in many Eastern European countries are in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of many more developed countries. In addition, unanticipated political or social developments may affect the value of the fund’s investment in Eastern European countries. As a result, the risks normally associated with investing in any foreign country may be heightened in Eastern European countries. For example, the small size and inexperience of the securities markets in Eastern European countries and the limited volume of trading in securities in those markets may make the fund’s investments in such countries illiquid and more volatile than investments in more developed countries and may make obtaining prices on portfolio securities from independent sources more difficult than in other more developed markets. In addition, Eastern European countries have failed in the past to recognize private property rights and at times have nationalized or expropriated the assets of private companies. There may also be little financial or accounting information available with respect to companies located in certain Eastern European countries and it may be difficult, as a result, to assess the value or prospects of an investment in such companies.

In addition to the special risks common to most Eastern European countries described above, each individual Eastern European country also necessarily involves special risks that may be unique to that country. Following is a brief description of special risks that may be incurred when the fund invests in Russia, Poland, Greece, Hungary, the Czech Republic and Turkey, which are some of the countries in which the fund focuses its investment.

Russia. After the collapse of the Soviet Union, Russia has experienced and continues to experience political and social change. Russia is undergoing market-oriented reforms including a movement from centrally controlled ownership to privatization. The fund is subject to the risk that Russia may have unfavorable political developments, social instability, and/or changes in government policies. For example, the Ukrainian crisis has prompted the United States and the European Union to impose economic sanctions on certain Russian individuals and Russian companies, and Russia has responded with sanctions against a number of countries, including a total ban on food imports from the European Union, United States, Norway, Canada and Australia. These current sanctions, or the threat of further sanctions, may result in the decline of the value or liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, any of which could negatively impact the fund’s investments in Russian securities. These economic sanctions also could result in the immediate freeze of Russian securities, which could impair the ability of the fund to buy, sell, receive or deliver those securities. Both these current and potential future sanctions also could result in Russia taking further counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities, and therefore may negatively impact the fund.

Poland. The security market in Poland is relatively new, and therefore, investors may be subject to new or amended laws and regulations. Legal reforms have been instituted and laws regarding investments are published on a routine basis. However, important court decisions are not always accessible to practitioners. While there are currently no obstacles to foreign ownership of securities and profits may be repatriated, these laws may be changed anytime without notice.

Greece. Greece joined the EU in 1981 and adopted the euro in 2002. In recent years, Greece was downgraded from a Developed Market to an Emerging Market by MSCI, Russell Indexes, and S&P Dow Jones, and the FTSE Index has Greece on its developed market watch list. Current political risk may present excess volatility in the Greek market.

Hungary. Hungary’s market-oriented reforms are relatively recent and leave many uncertainties regarding economic and legal issues. Privatization in Hungary has been substantial but is not yet complete. Owners and managers of Hungarian enterprises are often less experienced with market economies than owners and managers of companies in Western European and U.S. markets. The securities markets on which the securities of these companies are traded are in their infancy. Laws governing taxation, bankruptcy, restrictions on foreign investments and enforcement of judgments are subject to change.

The Czech Republic. The Czech Republic joined the European Union (EU) in 2004, which has resulted in a convergence with Western European standards and a modernization of the Czech Republic’s regulatory environment. The market-oriented economy in the Czech Republic is young in comparison to the United States and Western European countries. The Czech Republic has instituted substantial privatization since 1992, when the first wave of privatization began. Information suggests that dominant or majority shareholders now control many of the larger privatized companies. Bankruptcy laws have been liberalized, giving creditors more power to force bankruptcies. Laws exist that regulate direct and indirect foreign investment, as well as repatriation of profits and income. Tax laws include provisions for both value- added taxes and income taxes. Courts of law are expected to, but may not, enforce the legal rights of private parties.

Turkey. Turkey is currently undergoing substantial change in its efforts to join the European Union. The availability of investment opportunities and the ability to liquidate investments profitably may depend on the continued pursuit by government of certain current economic liberalization policies. Political climates may change, sometimes swiftly. There is no assurance that government will continue with such policies in their present form. Investing in equities and fixed income obligations in Turkey involves certain considerations not usually associated with investing in securities in more developed capital markets. The securities market in Turkey is less liquid and more volatile than securities markets in the United States and Western Europe. Consequently, the fund’s investment portfolio may experience greater price volatility and significantly lower liquidity than a portfolio invested in public and private debt and other fixed income obligations of more developed countries. There may also be less state regulation and supervision of the securities markets, less reliable information available to brokers and investors and enforcement of regulations may be different from those in the United States, Western Europe and other more developed countries. Consequently, there may be less investor protection. Disclosure, accounting and regulatory standards are in most respects less comprehensive and stringent than in developed markets. In addition, brokerage commissions and other transaction costs and related taxes on securities transactions in Turkey are generally higher than those in more developed markets.

EXCHANGE-TRADED FUNDS RISK

The risks of investments in ETF securities typically reflect the risks of the types of instruments in which a ETF invests. When a fund invests in ETFs, shareholders of the fund bear their proportionate share of the ETF’s fees and expenses, as well as their share of the fund’s fees and expenses. As a result, an investment by a fund in an ETF could cause the fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. In addition, when investing in ETF securities, a fund may pay brokerage commissions and may buy such securities at a price that is above, at or below the ETF’s NAV. Further, trading in an ETF may be halted, which may make it difficult for a fund to dispose of a holding at the desired time.

FIXED-INCOME SECURITIES RISK

The value of fixed-income (debt) securities depends generally on an issuer’s credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

Credit Risk. The financial condition or perceived financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security’s credit rating declines, which can cause the price of fixed-income securities to go down.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. The value of fixed-income securities may decline due to changes in prevailing interest rates. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the Fund’s debt securities, the more sensitive the Fund will be to interest rate changes.

Prepayment Risk. Fixed-income securities may be subject to unanticipated prepayment, shortening the effective maturity of the security. As a result, prepayments may reduce the return on investment and cause increased price volatility in fixed-income securities. Such prepayments often occur during periods of declining interest rates, and may cause the Fund to reinvest its assets in lower yielding securities.

FOREIGN SECURITIES RISK/EMERGING MARKETS RISK

The fund may invest in foreign securities and may be subject to greater risks than when investing in U.S. securities. The risks of investing in foreign securities are generally greater when they involve emerging markets. These risks include:

Currency Risk. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar- denominated securities of foreign companies may also be affected by currency risk.

Political, Social and Economic Risk. Foreign investments may be subject to heightened political, social and economic risks, particularly in emerging markets, which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, a risk may exist that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a fund’s assets from that country.

Regulatory Risk. There may be less government supervision of foreign securities markets. As a result, foreign companies may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic companies, and there may be less publicly available information about foreign companies.

Market Risk. Foreign securities markets, particularly those of emerging markets, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions.

GEOGRAPHIC CONCENTRATION RISK

The Emerging Europe Fund and China Region Fund concentrate their investments in companies located in Eastern Europe and the China region, respectively. Because of this, companies in each fund’s portfolio may react similarly to political, social and economic developments in any of the Eastern European or China region countries. For example, many companies in the same region may be dependent on related government fiscal policies. Companies may be adversely affected by new or unanticipated legislative changes, including tax law changes that may have retroactive effect, that could affect the value of such companies and, therefore, a fund’s share price. A fund’s return and share price may be more volatile than those of a less concentrated portfolio.

GOLD AND PRECIOUS METALS/MINERALS RISK

The fund may invest in gold and precious metals or minerals directly and/or in equity and equity-related securities, such as ETFs that represent interests in, or related to, these precious metals and, therefore, are subject to the risk that they could fail to qualify as a regulated investment company under the Internal Revenue Code if the funds derive more than 10% of their gross income from these investments in gold and precious metals or minerals. Failure to qualify as a regulated investment company would result in adverse tax consequences to the funds and their shareholders. In lieu of potential disqualification, the fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

GOVERNMENT RELATIONSHIP RISK

While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the fund invests in companies that have or develop a material business relationship with an Adverse Government, then the fund will be subject to the risk that these companies’ reputation and price in the market may be adversely or negatively affected.

GROWTH STOCK RISK

Because of their perceived growth potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience share price fluctuations as the market reacts to changing perceptions of the underlying companies’ growth potentials and broader economic activities. If a fund’s growth stock does not produce the predicted earnings growth, its share price may drop, and the fund’s net asset value may decline.

ILLIQUIDITY RISK

Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet. These investments may involve a high degree of business and financial risk. Illiquidity may be the result of, for example, low trading volume, lack of a market maker, or contractual or legal restrictions that limit or prevent a fund from selling securities or closing derivative positions. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for a fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

INCOME RISK

The fund is subject to income risk, which is the risk that the fund’s dividends (income) will decline due to falling interest rates.

INDUSTRY CONCENTRATION RISK

Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund

Because the funds concentrate their investments in specific industries, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The Gold and Precious Metals Fund and World Precious Minerals Fund invest insecurities that typically respond to changes in the price of gold. The prices of gold and other precious minerals can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time, and the funds may be more volatile than other types of investments. The Global Resources Fund invests in securities vulnerable to factors affecting the natural resources industries, such as increasing regulation of the environment by both U.S. and foreign governments and production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil producing countries. Increased environmental regulations may, among other things, increase compliance costs and affect business opportunities for the companies in which the fund invests. The value of these companies is also affected by changing commodity prices, which can be highly volatile and are subject to risks of oversupply and reduced demand.

Emerging Europe Fund

The fund invests more than 25% of its total assets in companies principally engaged in the oil, gas or banking industries. Oil & gas companies are a large part of the Russian economy and banks typically are a significant component of emerging market economies, such as those in Russia and other Eastern European countries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund’s performance more volatile. To the extent that the fund’s assets are invested in the oil & gas industry, the fund would be particularly vulnerable to factors affecting the industry, such as increased governmental regulation of the environment. Increased environmental regulation may, among other things, increase compliance costs and affect business opportunities for companies in which the fund invests. The fund would also be affected by changing commodity prices, which can be highly volatile and are subject to risk of over supply and decreased demand. To the extent that the fund’s assets are invested in companies operating in the banking industry, the fund is subject to legislative or regulatory changes, adverse market conditions, and/or increased competition affecting banking companies. The prices of securities of banking companies also may fluctuate widely due to general economic conditions that could create exposure to credit losses. In determining whether a company is involved in oil, gas or banking, the fund will use the Bloomberg Industry Classification System.

Near-Term Tax Free Fund

Because the fund concentrates its investments in specific industries, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The fund concentrates its investments in general obligation bonds, single state bonds, or in securities issued by states or municipalities in connection with the financing of projects with similar characteristics, such as hospital revenue bonds, housing revenue bonds, electric power project bonds, industry revenue bonds of similar type projects. The fund invests in securities that typically respond to adverse tax, legislative or political changes, changes in the financial condition of the obligors of municipal securities, general economic downturns, and the reallocation of governmental cost burdens among federal, state and local governments. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues for the project. As a result, the fund may be more volatile than other types of investments.

INFLATION RISK

The fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Over time, the real value of the fund’s yield may be eroded by inflation.

INITIAL PUBLIC OFFERING RISK

The fund may purchase securities of companies in IPOs. Special risks associated with these securities may include illiquidity, unseasoned trading, lack of investor knowledge of the company, limited operating history and substantial price volatility. The limited number of shares available for trading in some IPOs may make it more difficult for the fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

INSURED MUNICIPAL BONDS RISK

The fund may invest in municipal bonds covered by an insurance policy that guarantees timely payment of principal and interest. The insurance policies do not guarantee the value of the bonds. A downgrade of the bond insurer’s credit rating or a default by the insurer may result in a downgrade of the bond rating and could have a negative effect on the value of the bond.

INTEREST RATE RISK

Debt securities may fluctuate in value due to changes in interest rates. Typically, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with relatively longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities. Interest rates have been and are currently at historical lows due to, among other things, governmental intervention, including quantitative easing. There may be less governmental intervention in the near future to maintain low interest rates. If so, it could cause an increase in interest rates, which would have a negative impact on the value of fixed income securities and could negatively affect the fund’s net asset value.

ISSUER RISK

There is a possibility that an issuer of a security could be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

JUNIOR AND INTERMEDIATE MINING COMPANIES RISK

The World Precious Minerals Fund, and to a lesser extent the Gold and Precious Metals Fund, invest in junior and intermediate exploration companies. The securities of junior and intermediate exploration gold companies, which can be more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.

LARGE CAPITALIZATION COMPANY RISK

Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges or to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-sized capitalization companies.

LEVERAGE RISK

Derivatives and other transactions that give rise to leverage may cause the funds’ performance to be more volatile than if the funds had not been leveraged. Leveraging also may require that the funds liquidate investments when it may not be advantageous to do so to satisfy its obligations. Leveraging may expose the funds to losses in excess of the amounts invested or borrowed.

LIQUIDITY RISK

The secondary market for municipal bonds may be less liquid than other securities markets. A less liquid market may make it difficult for the funds to sell the security at an attractive price, and the value of the security may fall, even during periods of declining interest rates.

LOWER RATED MUNICIPAL BONDS RISK

A portion of the fund’s investments may be in high risk, lower rated municipal bonds as the result of a downgrade of an investment grade bond subsequent to the fund’s purchase of the bond. Investments in lower rated bonds carry greater credit rate risk, market risk and interest rate risk than an investment in a higher rated bond.

MAIN RISK

All American Equity Fund, Global Luxury Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund

The funds are designed for long-term investors who are willing to accept the risks of investing in a portfolio with significant stock holdings. The funds are not intended to be a complete investment program, and there is no assurance that their investment objectives can be achieved. As with all mutual funds, loss of money is a risk of investing in any of the funds. An investment in these funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Given the limited number of issuers in Eastern European countries, along with liquidity and capacity constraints in certain markets, as the asset size of the Emerging Europe Fund grows it may be more difficult for the Adviser to locate attractive securities to purchase, and the ability of the Adviser to efficiently trade into or out of particular securities or markets may become more limited.

Near-Term Tax Free Fund

The fund is designed for investors who primarily seek current income that is substantially free from federal income tax. The fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. As with all mutual funds, loss of money is a risk of investing in the fund. Although the fund’s policy is to invest in securities whose interest is free from federal income tax, the fund may invest up to 20% of its assets in securities that pay taxable interest. For the fiscal year ended December 31, 2019, 100% of the fund’s distributions were tax-exempt. From year to year, these numbers may vary and there is no assurance that these distributions will continue. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

U.S. Government Securities Ultra-Short Bond Fund

The fund invests in various United States government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the United States Treasury. Each of these agencies, which include the Federal Home Loan Bank, the Federal Farm Credit Bank and the Tennessee Valley Authority, is supported by its own credit. However, the Federal Home Loan Bank is also supported by the ability of the United States Treasury to buy up to $4 billion of debt of the agency. Also, the Tennessee Valley Authority has a credit line of $150 million with the United States Treasury.

The fund is designed for investors who primarily seek current income. The fund is not intended to be a complete investment program, and there is no assurance that its investment objective can be achieved. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to manage the magnitude of NAV fluctuations by limiting the fund’s dollar-weighted average effective maturity to two years or less, it is possible to lose money by investing in the fund.

MARKET RISK

The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally, including general economic conditions, sudden and unpredictable drops in value, and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy.

MUNICIPAL BOND RISK

There is generally more public information available for corporate equities or bonds than is available for municipal bonds.

NON-DIVERSIFICATION RISK

The fund is classified as a “non-diversified” fund, and, as such, the fund’s portfolios may include the securities of a smaller total number of issuers than if the funds were classified as “diversified.” Because the fund may invest a greater proportion of their assets in the obligations of a small number of issuers, changes in the financial condition or market assessment of a single issuer may cause greater fluctuation and volatility in the fund’s total returns or asset values than if the fund was required to hold smaller positions of the securities or a larger number of issuers.

OPTIONS RISK

Investing in options, LEAPS (an option that has an expiration date of up to two and one half years), and other instruments with option-type elements may increase the volatility and/or transaction expenses of the fund. An option may expire without value, resulting in a loss of the fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. As the writer of an option, the fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the fund of exercise at any time prior to the expiration of the option.

OVER-THE-COUNTER RISK

Securities traded in the over-the-counter markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the fund pays as part of the purchase price.

PORTFOLIO MANAGEMENT RISK

The skill of the Adviser will play a significant role in the fund’s ability to achieve it’s investment objective. There is a risk that the investment strategy does not achieve the fund’s objective or that the Adviser does not implement the strategy properly.

PORTFOLIO TURNOVER RISK

The fund’s portfolio turnover rate varies from year to year according to market conditions and may exceed 100%. The length of time the fund has held a particular security is not generally a consideration in investment decisions. It is the policy of the fund to effect portfolio transactions without regard to a holding period if, in the judgment of the portfolio managers, such transactions are advisable. Portfolio turnover generally involves some expense, including brokerage commissions, dealer mark-ups, or other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains for shareholders. The expenses and tax consequences associated with a fund’s portfolio turnover may adversely affect the fund’s performance.

PRICE VOLATILITY RISK

The value of the fund’s shares may fluctuate significantly.

PRIVATE PLACEMENT RISK

Investments in private placements are generally considered to be illiquid. Privately placed securities may be difficult to sell promptly or at reasonable prices and might thereby cause the fund difficulty in satisfying redemption requests. In addition, less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Privately placed securities are typically fair valued and generally have no secondary trading market; therefore, such investments may be more difficult to value than publicly traded securities. Difficulty in valuing a private placement may make it difficult to accurately determine the fund’s exposure to private placement investments, which could cause the fund to invest to a greater extent than permitted in illiquid investments and subject the fund to increased risks. Private placement investments may subject the fund to contingent liabilities in the event a private issuer is acquired by another company during the period it is held by the fund. Private placement investments may involve a high degree of business and financial risk and may result in substantial losses. These factors may have a negative effect on the fund’s performance.

RECENT MARKET EVENTS RISK

Recent unprecedented turbulence in the financial markets and reduced liquidity in the credit, fixed income and certain parts of the equity market could have an adverse effect on the value of the fund. A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been spread globally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery disruptions, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

RESTRICTED SECURITY RISK

The fund may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the fund to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the fund could liquidate these securities.

RISK OF INVESTING IN GOVERNMENT AGENCIES

The fund’s investments in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

RISK OF INVESTING IN THE LUXURY GOODS INDUSTRY

Companies in the luxury goods industry may face intense competition and may be dependent on their ability to maintain brand image. Companies may be subject to changes in consumer preferences, and technologies employed by luxury goods companies may become obsolete. Companies in this industry are dependent on consumer spending and, as such, are likely to be sensitive to any downturns in the broader economy. Demand for products may be seasonal, and incorrect assessment of future demand can lead to overproduction or underproduction, which can impact company profitability.

SECTOR RISK

All American Equity Fund and Global Luxury Goods Fund

From time to time, the funds may invest a significant amount of their total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which impact interest rates and currencies and affect corporate funding and international trade. Certain sectors may be more vulnerable than others to these factors. In addition, market sentiment and expectations toward a particular sector could affect a company’s market valuations and access to equity funding.

Emerging Europe Fund and China Region Fund

From time to time, the funds may invest a significant amount of their total assets in certain sectors, which may be subject to specific risks. These risks include governmental regulation of the sector and governmental monetary and fiscal policies which may negatively affect a particular sector. In addition, governmental policies towards international trade and tariffs may affect particular sectors.

SHORT POSITION RISK

The funds will incur a loss from a short position if the value of the reference instrument increases after the time the fund entered into the short position. Short positions generally involve a form of leverage, which can exaggerate a fund’s losses, and also may involve counterparty risk. A fund that enters into a short position may lose more money than the actual cost of the short position and its potential losses may be unlimited if the fund does not own the reference instrument and it is unable to close out of the short position. Any gain from a short position will be offset in whole or in part by the transaction costs associated with the short position.

SMALL- AND MID-SIZED COMPANIES RISK

The fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may be otherwise advisable.

WARRANTS RISK

The fund may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is “in the money.” If the exercise price of the warrant is above the value of the underlying stock, it is “out of the money.” Out-of-the-money warrants tend to have different price behaviors than in-the-money warrants. As an example, the value of an out-of-the- money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant’s value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, the fund would incur a loss in the amount of the cost of the warrant.

Common Investment Practices and Related Risks

While not principal strategies or risks for each fund, the funds may invest to a limited extent in other types of investments as discussed below.

ILLIQUID SECURITIES

Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that cannot be disposed of in seven days or less at approximately the value at which a fund carries them on its balance sheet.

REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements. A repurchase agreement is a transaction in which a fund purchases a security from a commercial bank or recognized securities dealer and has a simultaneous commitment to sell it back at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the original purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

In effect, a repurchase agreement is a loan by a fund collateralized with securities, usually securities issued by the U.S. Treasury or a government agency. The repurchase agreements entered into by each money market fund are collateralized with cash and securities of the type in which that fund may otherwise invest.

Repurchase agreements carry several risks, including the risk that the counterparty defaults on its obligations. For example, if the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each fund may purchase securities on a when- issued or delayed-delivery basis. This means the fund purchases securities for delivery at a later date and at a stated price or yield. There is a risk that the market price at the time of delivery may be lower than the agreed upon purchase price. In that case, the fund could suffer an unrealized loss at the time of delivery.

BORROWING

Each fund may not borrow money except for temporary or emergency purposes in an amount not exceeding 33 1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). To the extent that a fund borrows money before selling securities, the fund may be leveraged. At such times, the fund may appreciate or depreciate more rapidly than an unleveraged portfolio.

SECURITIES RATINGS

The Adviser will use the ratings provided by independent rating agencies in evaluating the credit quality of a debt security and in determining whether a security qualifies as eligible for purchase under a fund’s investment policies. If a security is not rated, the Adviser may determine that the security is comparable in quality to a rated security for purposes of determining eligibility. In the event that an agency downgrades the rating of a security below the quality eligible for purchase by a fund, the fund reserves the right to continue holding the security if the Adviser believes such action is in the best interest of the fund.

The following investment practices and related risks apply only to the All American Equity Fund, Global Luxury Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund

SMALL- AND MID-SIZED COMPANIES RISK

A fund may invest in small- and mid-sized companies, which involve greater risk than investing in more established companies. This risk includes difficulty in obtaining reliable information and financial data and low liquidity in the market, making it difficult to dispose of shares when it may otherwise be advisable.

DERIVATIVE SECURITIES

A fund may, but is not required to, invest in derivative securities, which include purchasing and selling exchange-listed and over-the-counter put and call options or LEAPS on securities, equity and fixed- income indexes, and other financial instruments. In an effort to enhance a fund’s risk-adjusted performance, a fund may enter into covered option writing transactions. A fund will primarily implement this risk reduction strategy by selling covered call options, but may also sell covered puts as part of this strategy. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets. A fund will not purchase an option if, immediately thereafter, the aggregate market value of all options purchased by the fund would exceed 10% of the fund’s total assets.

In addition, each fund may purchase and sell financial futures contracts and options thereon, and enter into various currency transactions such as currency forward contracts, or options on currencies or currency futures. Each fund may, but is not required to, invest in derivative securities for hedging, risk management or portfolio management purposes. Derivative securities may be used to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the portfolio. The ability of a fund to use derivative securities successfully will depend upon the Adviser’s ability to predict pertinent market movements, which cannot be assured. Investing in derivative securities will increase transaction expenses and may result in a loss that exceeds the principal invested in the transaction. Each fund will comply with applicable regulatory requirements when investing in derivative securities. For more information on derivative securities and specific fund limitations, see the SAI.

In addition, a fund may invest in warrants. Warrants are different from options in that they are issued by a company as opposed to a broker and typically have a longer life than an option. When the underlying stock goes above the exercise price of the warrant, the warrant is “in the money.” If the exercise price of the warrant is above the value of the underlying stock, it is “out of the money.” Out-of-the-money warrants tend to have different price behaviors than in-the-money- warrants. As an example, the value of an out-of-the- money warrant with a long time to expiration generally declines less than a drop in the underlying stock price because the warrant’s value is primarily derived from its time component.

Most warrants are exchange traded. The holder of a warrant has the right, until the warrant expires, to sell an exchange traded warrant or to purchase a given number of shares of a particular issue at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. The key driver to the movements in warrants are the fundamentals of the underlying company. Warrants, unlike options, may allow the holder to vote on certain issues and often are issued with certain anti-dilutive rights. Warrants pay no dividends. If a warrant held by a fund were not exercised by the date of its expiration, a fund would incur a loss in the amount of the cost of the warrant.

CURRENCY RISK AND HEDGING

The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign companies may also be affected by currency risk.

The funds may, but are not required to, invest in derivative securities in an attempt to hedge a particular fund’s foreign securities investments back to the U.S. dollars when, in the Adviser’s judgment, currency movements affecting particular investments are likely to harm performance. Possible losses from changes in currency exchange rates are a primary risk of unhedged investing in foreign securities. While a security may perform well in a foreign market, if the local currency declines against the U.S. dollar, gains from the investment can decline or become losses. Typically, currency fluctuations are more extreme than stock market fluctuations. Accordingly, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a fund’s performance even when the Adviser attempts to reduce currency risk through hedging activities. While currency hedging may reduce portfolio volatility, there are costs associated with such hedging, including the loss of potential profits, losses on derivative securities and increased transaction expenses.

INVESTMENTS IN EXCHANGE-TRADED FUNDS (ETFS) OR OTHER INVESTMENT COMPANIES

The funds may invest in ETFs or other investment companies. If a fund invests in an ETF or other investment company, the fund will pay its proportionate share of expenses of the ETF or other investment company (including management and administrative fees) as well as the fund’s own management and administrative expenses. The funds may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable. ETFs in which the fund invests may borrow money for investment purposes, a practice commonly referred to as “leveraging.” An ETF may also seek to employ leverage through the use of derivatives, such as futures, options or swaps. The use of leverage by the ETFs may increase exposure to fluctuations in the prices of the leveraged ETF’s assets thereby making any change in the leveraged ETF’s net asset value greater than without the use of leverage. Leverage could result in increased volatility of returns. A leveraged ETF will also be expected to comply with asset coverage requirements which could force the leveraged ETF to sell certain portfolio holdings or reduce its derivatives positions at a time which may be disadvantageous to the leveraged ETF.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI and on the funds’ website (www.usfunds.com).

Fund Management

INVESTMENT ADVISER

U.S. Global Investors, Inc., 7900 Callaghan Road, San Antonio, Texas 78229, furnishes investment advice and manages the business affairs of U.S. Global Investors Funds (Trust). The Adviser was organized in 1968. Each fund will pay the following percentages of its average net assets to the Adviser for advisory services:

	Base Advisory Fee	Benchmark	Hurdle Rate	Base Advisory Fee Range With Performance Fee Adjustment
All American Equity Fund	0.80%	S&P 500 Index	+/- 5%	0.55%-1.05%
Global Luxury Goods Fund	1.00%	S&P Global Luxury Index	+/- 5%	0.75%-1.25%
Gold and Precious Metals Fund	0.90%	FTSE Gold Mines Index	+/- 5%	0.65%-1.15%
World Precious Minerals Fund	1.00%	NYSE Arca Gold Miners Index	+/- 5%	0.75%-1.25%
Global Resources Fund	0.95%	S&P Global Natural Resources Index (Net Total Return)	+/- 5%	0.70%-1.20%
Emerging Europe Fund	1.25%	MSCI Emerging Markets Europe 10/40 Index (Net Total Return)	+/- 5%	1.00%-1.50%
China Region Fund	1.25%	Hang Seng Composite Index	+/- 5%	1.00%-1.50%
Near-Term Tax Free Fund	0.50%	n/a
Government Securities Ultra-Short Bond Fund	0.50%	n/a

The funds are subject to a performance fee. A performance fee, or fulcrum fee, is designed to reward the Adviser for fund performance that exceeds a fund’s designated benchmark or penalize the Adviser for fund performance which is lower than a fund’s designated benchmark. A fund’s cumulative performance is compared to that of its designated benchmark over a 12-month rolling period. When the difference between a fund’s performance and the performance of its designated benchmark is less than 5% (this is known as the hurdle rate), there will be no adjustment to the base advisory fee. This is often referred to as the null zone. If a fund’s cumulative performance exceeds by 5% or more (hurdle rate) the performance of its designated benchmark, the base advisory fee will be increased by 0.25%. If a fund’s cumulative performance falls below its designated benchmark by 5% or more, the base advisory fee will be decreased by 0.25%. The chart reflects the minimum and maximum advisory fee applicable to each fund. See each fund’s fee table for the aggregate fee paid to the adviser as a percentage of net assets for the most recent fiscal year. Certain funds are subject to breakpoints in the advisory fee. Please see the funds’ SAI for more information on the breakpoints. The performance will be calculated based on the Investor Class shares of the fund.

The following example illustrates the application of the performance adjustment to the World Precious Minerals Fund:

For the rolling 12-month period	Fund’s investment performance	Index’s cumulative change	Fund’s performance relative to the index
January 1	$50.00	$100.00
December 31	$57.60	$110.20
Absolute change	+$7.60	+$10.20
Actual change	+15.20%	+10.20%	+5.00%

Based on these assumptions, the Adviser’s management fee for World Precious Minerals Fund for the month ended December 31 would be calculated as follows:

•	The portion of the annual basic fee rate of 1.00% applicable to that month is multiplied by the fund’s average daily net assets for the month. This results in the dollar amount of the base fee.

•	The 0.25% rate (adjusted for the number of days in the month) is multiplied by the fund’s average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

•	The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

The Adviser or its affiliates may pay compensation, out of profits derived from the Adviser’s management fee and not as an additional charge to the funds, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares (“revenue sharing”). These payments are in addition to any record keeping or sub-transfer agency fees, which may be payable by the funds, or other fees described in the fee table or elsewhere in the prospectus or SAI. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, but not limited to, inclusion of the funds on preferred or recommended sales lists, mutual fund “supermarket” upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the funds available to its customers and may allow the funds greater access to the financial institution’s customers.

A discussion regarding the basis for the board of trustees’ approval of the investment advisory contract of the funds is available in the funds’ annual report to shareholders covering the period of January 1 to December 31, 2019.

FUND EXPENSES

The Adviser has voluntarily limited total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest, and advisory fee performance adjustments, if any) to not exceed 2.20% for the

All American Equity Fund, 2.20% for the Global Luxury Goods Fund, 1.90% for the Gold and Precious Metals Fund, 1.90% for the World Precious Minerals Fund, 1.90% for the Global Resources Fund, 2.85% for the Emerging Europe Fund, 2.55% for the China Region Fund and 0.45% for the U.S. Government Securities Ultra-Short Bond Fund. These expense limitations will continue on a voluntary basis at the Adviser’s discretion.

The following table shows the effect that the current voluntary limitation had for those funds for which total annual fund operating expenses exceeded their respective limitation for the year ended December 31, 2019. The table below does not include the effect of any additional reimbursements that may be made from time to time to the U.S. Government Securities Ultra-Short Bond Fund and the China Region Fund.

	U.S. Government Securities Ultra-Short Bond Fund	China Region Fund
Total annual fund operating expenses*	1.00%	2.92%
Voluntary expense waiver	(0.55)%	(0.47)%
Total annual expenses after reimbursements	0.45%	2.45%

*	Excluding acquired fund fees and expenses, if any.

The Adviser has contractually limited the total fund operating expenses (exclusive of acquired fund fees and expenses, extraordinary expenses, taxes, brokerage commissions and interest) to not exceed 0.45% for the Near-Term Tax Free Fund on an annualized basis through April 30, 2021. This arrangement may not be changed or terminated during this period without approval of the fund’s Board of Trustees and will become a voluntary limitation that may be changed or terminated by the Adviser at any time after April 30, 2021. The effect of the contractual limitation has been reflected in the Fees and Expenses of the fund in the Summary Section.

PORTFOLIO MANAGERS

Mr. Frank E. Holmes, Mr. Ralph Aldis, Ms. Joanna Sawicka, and Mr. Juan Leon are jointly and primarily responsible for managing the All American Equity Fund, Global Luxury Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund, China Region Fund, Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund. Mr. Holmes has served as Chief Executive Officer of the Adviser since 1989 and Chief Investment Officer of the Adviser since 1999. Mr. Aldis has served as a portfolio manager of the Adviser from 1989-1999 and from 2001 to the present. Ms. Sawicka and Mr. Leon have served as portfolio managers of the Adviser since 2020.

Adviser personnel may invest in securities for their own accounts according to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the funds they manage.

Shareholder Information

Pricing of Fund Shares

When you make a purchase, redemption, or exchange, the value of your transaction will be the next calculated NAV per share after we receive your request in good order (which generally means that the funds have received your instructions and any necessary documents or amounts in the form required by the funds’ policies and procedures). A fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day the NYSE is open. If we receive your request in good order prior to that time, your transaction price will be the NAV per share determined for that day. If we receive your request or payment after that time, your transaction will be effective on the next day the funds are open for business.

Opening an Account

You may open an account by calling an Investor Representative at 1-800-873-8637 and requesting an application or by downloading an application from our website at www.usfunds.com. Mail a signed, completed application with your initial investment to U.S. Global Investors to open your initial account. You will not need to fill out another application to invest in another U.S. Global Investors Fund unless the account registration is different or we need further information to verify your identity. You may also open an account online by visiting our website at www.usfunds.com.

In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the transfer agent at 1-800-873-8637 if you need additional assistance when completing your application.

If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The fund reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Shares of the funds have not been registered for sale outside of the United States. The U.S. Global Investors Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Funding an Account

All checks must be in U.S. dollars drawn on a domestic bank. The funds will not accept payment in cash, coins, or money orders. The funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, cashier’s checks, starter checks, or bank drafts for the purchase of shares. Exceptions to this policy may be made in limited circumstances. Please make checks payable to: U.S. Global Investors.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the fund, for any payment that is returned. It is the policy of the fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The fund reserves the right to reject any application.

If you are making your first investment in the funds, before you wire funds, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. An Investor Representative will contact you within 24 hours with your account number and to provide the proper wiring instruction. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the fund you are purchasing, the account number, and your name so that monies can be correctly applied.

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Minimum Investments

INITIAL PURCHASE

•	$5,000

ADDITIONAL PURCHASES

•	$100 minimum per transaction

AUTOMATIC INVESTING—ABC INVESTMENT PLAN®

•	$1,000 initial investment, which must be made by check or wire.

Investment minimums, including for initial purchases, additional purchases, and automatic investments, may be waived at the discretion of the Adviser with the approval of a fund officer.

How to Purchase, Redeem and Exchange Shares

Payment for shares redeemed, including during stressed market conditions, will be mailed to you typically within one or two business days, but no later than the seventh calendar day after receipt of the redemption request by the transfer agent, Apex Fund Services. The funds may seek to meet such redemption requests through one or more of the following methods: sales of portfolio assets, use of cash or cash equivalents held in the funds’ portfolio, and/or redemptions in kind, as permitted by applicable rules and regulations. If any portion of the shares to be redeemed represents an investment made by check, the funds may delay the payment of the redemption proceeds until the transfer agent is reasonably satisfied that the check has been collected. This may take up to 15 calendar days from the purchase date.

For federal income tax purposes, redemptions are a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based upon the difference between your cost basis in the shares originally purchased and the redemption proceeds received. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld generally will be subject to 10% withholding.

A signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

•	For all redemptions in excess of $50,000 from any shareholder account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the transfer agent within the last 15 calendar days; and

•	If ownership is being changed on your account.

In addition to the situations described above, the funds and/ or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. The funds may waive any of the above requirements in certain instances. Signature guarantees generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion

Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Additional documents may be required for redemptions by corporations, executors, administrators, trustees and guardians. For instructions, please call an Investor Representative at 1-800-873-8637.

The exchange and redemption privilege is automatic when you complete your application unless you elected to opt out of these privileges. If you elected to not have these privileges and wish to add them to your profile of accounts, you can complete an Account Options Form or call an Investor Representative at 1-800-873-8637 for additional information or instructions. The investment minimums applicable to share purchases also apply to exchanges, and exchanges can only be performed between identically registered accounts. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

BY INTERNET ACCESS—WWW.USFUNDS.COM

You may access your account online by visiting our website at www.usfunds.com. After establishing access, you will be able to review account activity and balances, perform transactions, sign up for electronic delivery of statements, confirmations, financial reports, tax forms and/or prospectuses, and change certain account options. A signature guarantee may be required if you wish to make a redemption from your fund account into your bank account and you have changed your banking information or account address in the past 15 calendar days.

BY TELEPHONE—1-800-873-8637

Any registered account owner can call toll free to speak with an Investor Representative. Our hours of operation are Monday – Friday, 8:00 a.m. to 6:00 p.m. Eastern Time.

Telephone transaction privileges are automatically established when you complete your application. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. As long as we take reasonable steps to ensure that an order to purchase, redeem or exchange your shares is genuine, we are not responsible for any losses that may occur. If an account has more than one owner or authorized person, the fund will accept telephone instructions from any one owner or authorized person. We recommend you verify the accuracy of your confirmation statements immediately after you receive them. Once a telephone transaction has been placed, it cannot be canceled or modified. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

BY MAIL

To add to your account, send your check made payable to U.S. Global Investors and the appropriate investment slip that accompanies your fund’s transaction confirmation to U.S. Global Investors.

For purchases into a new fund in which you are not currently invested, please mail your check for the initial investment amount and note the fund name in which you would like to open an account.

For redemptions or exchanges, send your written instructions or redemption authorization form to the address below. Each registered shareholder(s) must sign the request, with the signature(s) appearing exactly as on your account application.

•	Regular Mail

U.S. Global Investors Funds

P.O. Box 588

Portland, ME 04112

•    Overnight Mail

U.S. Global Investors Funds

c/o Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

The funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Apex Fund Services post office box, of purchase orders and/or redemption requests does not constitute receipt by the transfer agent of the funds.

BY AUTOMATED CLEARING HOUSE (ACH) OR BY BANK WIRE

To add to or redeem from your account via wire or ACH, visit our website at www.usfunds.com to download an Account Options Form or call 1-800-873-8637 to speak with an Investor Representative.

The funds will charge you $25 if a check or ACH investment is returned unpaid due to insufficient funds, stop payment or other reasons, and you will be responsible for any loss incurred by the fund. To recover any such loss or charge, the funds reserve the right to redeem shares of any U.S. Global Investors Funds that you own.

RETIREMENT ACCOUNT DISTRIBUTIONS

For any distribution from a retirement account (traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA), please mail a completed and signed IRA/Qualified Plan Distribution Request Form to the address above.

You may also request a distribution by calling an Investor Representative at 1-800-873-8637.

REDEMPTIONS IN KIND

Redemption proceeds are normally paid in cash. If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), and if deemed appropriate and advisable by the Adviser, the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund pursuant to procedures adopted by the Board. If the Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. In kind redemptions may take the form of a pro rata portion of the Fund’s portfolio, individual securities, or a representative basket of securities. Please see the SAI for more details on redemptions in kind.

EMAIL

The funds do not accept purchase, redemption or exchange instructions via email.

Important Shareholder Information

If your fund shares are purchased, exchanged or redeemed through a broker-dealer or other financial intermediary, the policies and procedures on these purchases, exchanges or redemptions may vary and additional fees or different account minimums may apply. For more information on these fees, check with your broker-dealer or financial intermediary.

FUNDS’ RIGHTS

The funds reserve the right to:

•	Reject or restrict purchase, redemption or exchange orders when in the best interest of a fund;

•	Limit or discontinue the offering of shares of a fund without notice to the shareholders;

•	Calculate the NAV per share and accept purchases, exchange and redemption orders on a business day that the NYSE is closed;

•	Require a signature guarantee, from either a Medallion program member or a non-Medallion program member, for transactions or changes in account information;

•	Redeem an account with less than the required fund account minimum;

•	Restrict or liquidate an account when necessary or appropriate to comply with federal law;

•	Charge a fee for any historical information request regarding your fund account. Please call an Investor Representative at 1-800-873-8637 for more information regarding this fee;

•	Accept purchase orders for fund shares; and

•	To restrict, or charge fees for, check writing privileges.

EFFECTIVE TIME AND DATE

When you make a purchase, redemption or exchange, your transaction price will be the next calculated NAV per share after we receive your transaction request in good order. A fund’s NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your transaction request prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your transaction request after that time, the purchase will be effective on the next day the funds are open for business.

When a fund calculates its NAV, it values the securities it holds at market value. Shares of any underlying funds will be valued at their respective NAV. Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. When market quotes are not available or do not fairly represent market value, or if a security’s value has been materially affected by events occurring after the close of a foreign market on which the security principally trades, the securities may be fair valued. Fair value will be determined in good faith using consistently applied procedures that have been approved by the trustees. Money market instruments maturing within 60 days may be valued at amortized cost, if this is determined to approximate market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers at the close of the NYSE.

Certain funds invest in portfolio securities that are primarily listed on foreign exchanges or other markets that trade on weekends and other days when the funds do not price their shares. As a result, the market value of these investments may change on days when you will not be able to purchase or redeem shares.

Transactions received prior to the close of the NYSE by a financial intermediary that has been authorized to accept orders on the funds’ behalf will be deemed accepted by a fund the same day and will be executed at that day’s closing share price. Each financial intermediary’s agreement with the funds permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the NYSE to the funds after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

Purchases of shares require payment by check, wire or ACH at the time the transaction is received in good order.

USE OF FAIR VALUE PRICING

When market quotations are readily available for portfolio securities which trade on an exchange or market within the Western Hemisphere, the market values used to price these securities will generally be the closing prices of the securities on the exchange or market on which the securities principally trade. Equity securities primarily traded on an exchange or market outside the Western Hemisphere are generally valued at the price that is an estimate of fair value, as provided by an independent third party.

When market quotations are not readily available or when the Adviser believes that a readily available market quotation is not reliable, fair value pricing procedures will be used to determine the fair valuation. In particular, the funds’ board has determined to fair value certain securities when necessary to, among other things, avoid stale prices and make the funds less attractive to short-term trading. When a security is fair valued, there is no guarantee that the security will be sold at the price at which the fund is carrying the security.

While fair value pricing cannot eliminate the possibility of short-term trading, the Adviser and the board believe it helps protect the interests of the funds.

The Adviser will monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of fund securities.

ACCOUNT BALANCE

Each fund may assess a quarterly small balance fee of $6 to each shareholder fund account with a balance of less than $5,000 at the time of assessment (except for U.S. Government Securities Ultra-Short Bond Fund accounts opened prior to May 1, 2014, which are subject to the small balance fee only if an account has a balance of less than $1,000). Accounts exempt from this fee include: (1) any fund account regularly purchasing additional shares each month through an automatic investment plan (ABC Investment Plan®); and (2) any fund account whose registered owner has an aggregate balance of $25,000 or more invested in the funds.

The funds reserve the right to waive, modify or eliminate the small account fees at any time.

CONFIRMATIONS AND STATEMENTS

You will receive confirmation after any transaction. The confirmation includes the per share price and the dollar amount and number of shares purchased, redeemed or exchanged. Additionally, you will receive a quarterly statement on for the equity funds, and monthly statements for the Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and statements.

If you think that your confirmation or statement is incorrect or if you need more information about a transaction on the confirmation or statement, contact us promptly by mail or phone at the address or phone number indicated on the front of the confirmation or statement. To dispute any transaction on your confirmation or statement, you must contact us no later than 60 days after we send you the first confirmation or statement on which the disputed transaction occurred.

PURCHASE ORDERS

Investors may purchase additional shares of the funds in the amount of $100 or more by calling 1-800-873-8637. If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the net asset value calculated on that day. If your payment is rejected by your bank, the transfer agent will charge a $25 fee against your account, in addition to any loss sustained by the funds.

EXCESSIVE SHORT-TERM TRADING

The funds are not intended as short-term investment vehicles but are designed for long-term investing. However, some investors may use short-term trading strategies in an attempt to take an unfair advantage of mutual funds. These investors may trade in and out of strategically targeted mutual funds over a short time period in order to take advantage of the way those funds are managed and/or priced or simply as a trading vehicle that has lower transaction costs.

Mutual fund arbitrage may occur, for example, when a fund has in its portfolio particular holdings, such as foreign or thinly traded securities, that are valued on a basis that does not include the most updated information available. Frequent purchases and redemptions of fund shares may be detrimental to long-term fund investors in numerous ways:

•	It may lower overall fund performance;

•	It may create increased transaction costs to the fund, which are passed along to long-term shareholders;

•	Frequent redemptions by market timers may increase taxable capital gains; and

•	It may disrupt a portfolio manager’s ability to effectively manage fund assets.

The funds’ board has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The policies and procedures are designed to discourage, to the extent possible, frequent purchases and redemptions of fund shares by fund shareholders in the funds. The funds will not knowingly accommodate frequent purchases or redemptions of fund shares.

Focus is placed on identifying purchase and redemption transactions in an account over a certain dollar amount within a predetermined period of time, as provided for in the funds’ policies and procedures.

OMNIBUS ACCOUNT

U.S. Global Investors Funds has implemented procedures whereby Apex Fund Services, in its capacity as the transfer agent, monitors shareholder activity, including activity at the sub-account and account level for omnibus relationships, to identify potential market timers and to determine whether further action is warranted. There can be no assurance that these monitoring activities will successfully detect or prevent all excessive short-term trading.

It may be difficult to identify whether particular orders placed through banks, brokers, investment representatives or other financial intermediaries may be excessive in frequency and/or amount or otherwise potentially disruptive to an affected fund.

Accordingly, the transfer agent may consider all the trades placed in a combined order through a financial intermediary on an omnibus basis as a part of a group and such trades may be restricted in whole or in part.

The transfer agent will seek the cooperation of broker-dealers and other third-party intermediaries by requesting information from them regarding the identity of investors who are trading in the funds and by requesting that the intermediary restrict access to a fund by a particular investor.

The Adviser may reject any purchase from any investor it believes has a history of market timing, or whose trading, in its judgment, has been or may be disruptive to the funds. The Adviser may consider the trading history of accounts under common ownership or control at U.S. Global or at other mutual fund companies to determine whether to restrict future transactions. The delivery of a known market timer’s redemption proceeds may be delayed for up to seven business days or the redemption may be honored with securities rather than cash.

LOST ACCOUNTS

It is important that the funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the funds. Based upon statutory requirements for returned mail, the funds will attempt to locate the investor or rightful owner of the account. If the funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. All fund shares in an account that has been deemed a lost account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state escheatment or unclaimed property laws. The fund and the transfer agent will not be liable to the shareholders or their representatives for compliance in good faith with these laws. A signature guarantee, from either a Medallion program member or a non-Medallion program member, may be required to update an account from lost status.

RETIREMENT PLANS

The funds are offered through Adviser sponsored IRA plans. Shareholders will be charged an annual custodial fee as follows:

Annual Custodial Fee: $20

The funds offer many other services, such as direct deposit and systematic withdrawal plans. Please call an Investor Representative at 1-800-873-8637 for more information.

Distributions and Taxes

Distributions will automatically be reinvested in fund shares unless you elect to have your distributions paid in cash by check or directly deposited to your bank account of record. The equity funds generally distribute capital gains and income dividends, if any, annually in December, although certain equity funds may at times make distributions on a more frequent basis, such as quarterly or monthly. The Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund generally distribute income dividends monthly and capital gains, if any, annually in December.

Dividends and capital gains will automatically be reinvested in your account unless requested to be paid in cash. If you elect to have dividends and/or capital gains distributions paid in cash, the fund will automatically reinvest all distributions under $10 in additional fund shares.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the funds reserve the right to reinvest the distribution check in your account, at the fund’s current net asset value, and to reinvest all subsequent distributions. You will not receive interest on amounts represented by uncashed distribution checks. You may change your distribution option by writing or calling the transfer agent five days prior to the next distribution date.

TAXES TO YOU

Unless you hold your shares in a tax-advantaged account, you generally will owe federal income taxes on amounts paid or distributed to you by the funds (other than distributions of exempt-interest dividends) whether you reinvest the distributions in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by the funds for more than a year generally are taxable to you for federal income tax purposes at the applicable long-term capital gains rate, regardless of how long you have held fund shares. Distributions from other sources, except qualified dividend income and exempt interest, generally are taxed as ordinary income. Distributions of qualified dividend income generally will be taxable to individuals and other noncorporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Income from the Near-Term Tax Free Fund and U.S. Government Securities Ultra-Short Bond Fund primarily is derived from investments earning interest rather than dividend income, therefore, generally none or only a small portion of the income dividends paid to shareholders by the fund is anticipated to be qualified dividend income. Additionally, dividends received by the funds from certain foreign corporations are not expected to qualify for treatment as qualified dividend income.

It is anticipated that the distributions from the Near-Term Tax Free Fund will primarily consist of interest income that is generally exempt from federal income tax, including the federal alternative minimum tax, although a portion of the fund’s distributions may not be exempt. Even if distributions are exempt from federal income tax, they may be subject to state and local taxes. You also may be subject to tax on any net capital gains realized by the fund.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year declared. Each year the fund will send you a statement (Form 1099) that will detail distributions made to you for that year.

Dividends, interest and some capital gains received by the funds on foreign securities may be subject to foreign withholding or other foreign taxes. If a fund has more than 50% of the value of its total assets at the close of a taxable year in stock or securities of foreign corporations, the fund may make an election for the year to pass through a shareholder’s pro rata share of such taxes paid by the fund. Shareholders generally will be able to claim a credit or deduction (subject to certain limitations) on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the foreign taxes paid by the fund. If such an election is not made, any foreign taxes paid or accrued by the fund will represent an expense to the fund.

If you purchase shares of a fund just before the fund declares a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

Unless you are investing through a tax-advantaged account, a redemption of fund shares is generally considered a taxable event for federal income tax purposes. Depending on the purchase price and the sale price of the shares you redeem, you may have a gain or loss on the transaction. The gain or loss generally will be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss generally will be treated as a short-term capital gain or loss. Short-term capital gain is taxable at ordinary federal income tax rates. Long-term capital gains generally are taxable to individuals and other noncorporate shareholders at a maximum federal income tax rate of 20%. Shareholders may be limited in their ability to utilize capital losses. Exchanges are treated as a redemption and purchase for federal income tax purposes. Therefore, you will also have a taxable gain or loss upon an exchange unless the exchange is in a tax-advantaged account.

Shareholders should consult with their own tax advisors concerning the federal, state, local and foreign tax consequences of owning fund shares in light of their particular tax situation.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a fund may cause the fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a fund’s taxable income or gains, and may limit or prevent the fund from using certain types of derivative instruments as a part of its investment strategy. A fund’s use of derivatives also may be limited by the requirements for taxation of the fund as a regulated investment company.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on and paid with your federal income tax return.

Tax regulations require that cost basis information be provided to you and the Internal Revenue Service (IRS) when shares that are purchased on or after January 1, 2012 (known as covered shares) are sold from taxable accounts. Unless you instruct otherwise, we will use our default method of average cost to report the cost basis and will sell uncovered shares (shares purchased on or before December 31, 2011) before covered shares. Pursuant to IRS regulations, changes to or from the average cost method must be submitted in writing or online via our website, www.usfunds. com. Once a redemption occurs, you must contact us no later than 60 days after we send you the first confirmation or statement to dispute the method used to report the transaction.

When you open an account, IRS regulations require that you provide your taxpayer identification number (TIN), certify that it is correct and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each fund is required to withhold 24% of all the distributions (including dividends— which includes exempt-interest dividends— and capital gain distributions) and redemption proceeds paid to you. Each fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a fund from net long-term capital gains, if any, exempt-interest dividends, interest-related dividends paid by a fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Under the Foreign Account Tax Compliance Act (“FATCA”), a fund will be required to withhold a 30% tax on income dividends paid by the fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After Dec. 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a fund fails to provide the fund with appropriate certifications or other documentation concerning its status under FATCA.

DISTRIBUTION PLAN

The U.S. Global Investors Funds have adopted Rule 12b-1 plans with respect to the Investor Class shares for the following funds: All American Equity Fund, Global Luxury Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, Global Resources Fund, Emerging Europe Fund and China Region Fund. The 12b-1 plan provides 0.25% to be paid by a fund’s Investor Class shares to the Distributor to pay the Distributor, its affiliates and others for distribution and promotional expenses. Because this fee is continually paid out of the assets of each fund’s Investor Class shares, over time it will increase the cost of your investment and may potentially cost you more than other types of sales charges.

Financial Highlights

The tables below are intended to show you each fund’s financial performance for the Investor Class for the past five years. Some of the information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned (or lost) on an investment in each fund. It assumes that all dividends and capital gains have been reinvested.

The information presented below has been audited by BBD, LLP, the fund’s independent registered public accounting firm in 2016, 2017, 2018 and 2019 and, prior to 2016, by the funds’ predecessor independent registered public accounting firm. The financial statements for each fund for the fiscal year ended December 31, 2019 and BBD reports thereon, are available upon request.

All American Equity Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017	2016	2015
Net asset value, beginning of year	$22.29		$24.90	$23.53	$23.60	$27.84
Investment Activities
Net investment income	0.12	*	0.02 *	0.09 *	0.02	0.09
Net realized and unrealized gain (loss)	4.11		(1.55)	1.30	(0.05)	(1.23)
Total from investment activities	4.23		(1.53)	1.39	(0.03)	(1.14)
Distributions
From net investment income	–		(0.15)	(0.02)	(0.04)	(0.06)
From net realized gains	(0.49)		(0.93)	–	–	(3.04)
Short-Term Trading Fees*	–		–	–	0.00 (a)	0.00	(a)
Net asset value, end of year	$26.03		$22.29	$24.90	$23.53	$23.60
Total Return (b)	19.01%		(6.07)%	5.90%	(0.14)%	(4.20)%
Ratios to Average Net Assets:
Net investment income	0.49%		0.07%	0.38%	0.06%	0.31%
Total expenses	1.93%		1.86%	1.79%	1.75%	1.94%
Expenses waived or reimbursed (c)	(0.11)%		(0.07)%	(0.04)%	(0.02)%	(0.02)%
Net expenses (d)	1.82%		1.79%	1.75%	1.73%	1.92%
Portfolio turnover rate	232	%(e)	244%	346%	303%	109	%(e)
Net assets, end of year (in thousands)	$14,162		$13,636	$15,932	$17,350	$19,117

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.11)%	(0.07)%	(0.04)%	(0.02)%	–	(f)

(e)       Excludes option transactions.

(f)       Effect on the expense ratio was not greater than 0.005%.

Global Luxury Goods Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017		2016		2015
Net asset value, beginning of year	$15.36		$19.52	$18.65		$18.59		$20.25
Investment Activities
Net investment loss	(0.02	)*	(0.06)*	(0.08	)*	(0.06)		(0.11)
Net realized and unrealized gain (loss)	2.14		(1.61)	3.66		1.68		(0.06)
Total from investment activities	2.12		(1.67)	3.58		1.62		(0.17)
Distributions
From net realized gains	(0.39)		(2.49)	(2.71)		(1.56)		(1.49)
Short-Term Trading Fees*	–		–	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of year	$17.09		$15.36	$19.52		$18.65		$18.59
Total Return (b)	13.84%		(8.28)%	19.17%		8.66%		(0.94)%
Ratios to Average Net Assets:
Net investment loss	(0.14)%		(0.32)%	(0.41)%		(0.34)%		(0.55)%
Total expenses	1.69%		1.77%	1.86%		1.67%		1.81%
Expenses waived or reimbursed(c)	(0.15)%		(0.06)%	(0.04)%		–		–
Net expenses (d)	1.54%		1.71%	1.82%		1.67%		1.81%
Portfolio turnover rate	292	%(e)	245%	264	%(e)	275	%(e)	320	%(e)
Net assets, end of year (in thousands)	$35,076		$33,848	$41,597		$40,706		$41,135

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.15)%	(0.06)%	(0.04)%	(0.02)%	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

Gold and Precious Metals Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017		2016		2015
Net asset value, beginning of year	$6.70		$7.96	$7.04		$4.89		$5.16
Investment Activities
Net investment loss	(0.07	)*	(0.06)*	(0.06	)*	(0.07)		(0.04)
Net realized and unrealized gain (loss)	3.51		(1.08)	0.98		2.28		(0.21)
Total from investment activities	3.44		(1.14)	0.92		2.21		(0.25)
Distributions
From net investment income	–		(0.12)	–		(0.06)		(0.02)
Short-Term Trading Fees*	–		–	0.00	(a)	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$10.14		$6.70	$7.96		$7.04		$4.89
Total Return (b)	51.34%		(14.29)%	13.07%		45.36%		(4.78)%
Ratios to Average Net Assets:
Net investment loss	(0.90)%		(0.87)%	(0.84)%		(1.02)%		(0.83)%
Total expenses	1.59%		1.76%	1.68%		1.73%		2.13%
Expenses waived or reimbursed(c)	(0.08)%		(0.06)%	(0.03)%		(0.02)%		(0.08)%
Net expenses (d)	1.51%		1.70%	1.65%		1.71%		2.05%
Portfolio turnover rate	36	%(e)	74%	67	%(e)	181	%(e)	106	%(e)
Net assets, end of year (in thousands)	$123,577		$86,106	$100,740		$93,988		$58,298

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.08)%	(0.06)%	(0.03)%	(0.01)%	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

World Precious Minerals Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017		2016		2015
Net asset value, beginning of year	$2.70		$4.69	$6.35		$3.64		$4.75
Investment Activities
Net investment loss*	(0.04)		(0.03)	(0.10)		(0.09)		(0.03)
Net realized and unrealized gain (loss)	0.65		(1.49)	(0.22)		2.82	*	(0.72	)*
Total from investment activities	0.61		(1.52)	(0.32)		2.73		(0.75)
Distributions
From net investment income	–		(0.47)	(1.34)		(0.02)		(0.36)
Short-Term Trading Fees*	–		–	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of year	$3.31		$2.70	$4.69		$6.35		$3.64
Total Return (b)	22.59%		(31.67)%	(4.16)%		75.08%		(15.64)%
Ratios to Average Net Assets:
Net investment loss	(1.31)%		(0.77)%	(1.51)%		(1.28)%		(0.71)%
Total expenses	1.55%		1.52%	1.84%		1.99%		1.96%
Expenses waived or reimbursed (c)	(0.04)%		(0.04)%	(0.02)%		(0.04)%		(0.15)%
Net expenses (d)	1.51%		1.48%	1.82%		1.95%		1.81%
Portfolio turnover rate (e)	20	%(f)	55%	36	%(f)	136	%(f)	71	%(f)
Net assets, end of year (in thousands)	$75,818		$69,117	$114,766		$137,338		$78,150

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.04)%	(0.04)%	(0.02)%	(0.01)%	–	(g)

(e)	Portfolio turnover is calculated at the fund level.
(f)	Excludes option transactions.
(g)	Effect on the expense ratio was not greater than 0.005%.

Global Resources Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017		2016		2015
Net asset value, beginning of year	$4.33		$6.09	$5.25		$4.72		$6.67
Investment Activities
Net investment income*	0.10		0.12	0.11		0.06		0.10
Net realized and unrealized gain (loss)	0.27		(1.67)	0.91		0.64	*	(2.00	)*
Total from investment activities	0.37		(1.55)	1.02		0.70		(1.90)
Distributions
From net investment income	(0.09)		(0.21)	(0.18)		(0.17)		(0.05)
Short-Term Trading Fees*	–		–	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of year	$4.61		$4.33	$6.09		$5.25		$4.72
Total Return (b)	8.55%		(25.48)%	19.57%		14.99%		(28.43)%
Ratios to Average Net Assets:
Net investment income	2.15%		2.05%	1.94%		1.13%		1.72%
Total expenses	1.61%		1.57%	1.61%		1.85%		1.58%
Expenses waived or reimbursed (c)	(0.08)%		(0.06)%	(0.02)%		(0.01)%		(0.06)%
Net expenses (d)	1.53%		1.51%	1.59%		1.84%		1.52%
Portfolio turnover rate (e)	129	%(f)	119%	131	%(f)	255	%(f)	445	%(f)
Net assets, end of year (in thousands)	$55,739		$60,699	$95,747		$97,005		$98,126

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.08)%	(0.05)%	(0.02)%	(0.01)%	–	(g)

(e)	Portfolio turnover is calculated at the fund level.
(f)	Excludes option transactions.
(g)	Effect on the expense ratio was not greater than 0.005%.

Emerging Europe Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019	2018	2017		2016		2015
Net asset value, beginning of year	$6.05	$7.29	$5.94		$5.20		$6.56
Investment Activities
Net investment income	0.21 *	0.14 *	0.08	*	0.07		0.04
Net realized and unrealized gain (loss)	1.59	(1.38)	1.27		0.67		(1.40)
Total from investment activities	1.80	(1.24)	1.35		0.74		(1.36)
Distributions
From net investment income	(0.15)	–	–		–		–
Short-Term Trading Fees*	–	–	0.00	(a)	0.00	(a)	0.00	(a)
Net asset value, end of year	$7.70	$6.05	$7.29		$5.94		$5.20
Total Return (b)	29.76%	(17.01)%	22.73%		14.23%		(20.73)%
Ratios to Average Net Assets:
Net investment income	3.08%	2.05%	1.26%		1.19%		0.63%
Total expenses	2.36%	2.43%	2.32%		2.31%		2.60%
Expenses waived or reimbursed(c)	(0.06)%	(0.04)%	(0.02)%		–	(f)	–
Net expenses (d)	2.30%	2.39%	2.30%		2.31%		2.60%
Portfolio turnover rate	87%	81%	97	%(e)	164	%(e)	137	%(e)
Net assets, end of year (in thousands)	$36,453	$31,150	$45,302		$42,273		$44,666

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016		2015
Ratios to Average Net Assets:
Expense offset	(0.06)%	(0.04)%	(0.02)%	–	(f)	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

China Region Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019	2018	2017		2016		2015
Net asset value, beginning of year	$7.56	$11.53	$7.32		$7.41		$8.20
Investment Activities
Net investment income (loss)	0.07 *	0.10 *	(0.06	)*	0.01		0.02
Net realized and unrealized gain (loss)	1.59	(3.84)	4.28		(0.09)		(0.72)
Total from investment activities	1.66	(3.74)	4.22		(0.08)		(0.70)
Distributions
From net investment income	(0.10)	(0.08)	(0.01)		(0.01)		(0.09)
From net realized gains	–	(0.15)	–		–		–
Short-Term Trading Fees*	–	–	–		0.00	(a)	0.00	(a)
Net asset value, end of year	$9.12	$7.56	$11.53		$7.32		$7.41
Total Return (b)	21.99%	(32.46)%	57.67%		(1.05)%		(8.60)%
Ratios to Average Net Assets:
Net investment income (loss)	0.77%	0.96%	(0.60)%		0.12%		0.24%
Total expenses	2.95%	2.66%	2.60%		2.74%		3.03%
Expenses waived or reimbursed(c)	(0.51)%	(0.22)%	(0.09)%		(0.38)%		(0.51)%
Net expenses (d)	2.44%	2.44%	2.51%		2.36%		2.52%
Portfolio turnover rate	95%	109%	102	%(e)	165	%(e)	210	%(e)
Net assets, end of year (in thousands)	$14,459	$13,253	$29,775		$16,510		$16,183

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.10)%	(0.04)%	(0.05)%	(0.01)%	–	(f)

(e)	Excludes option transactions.
(f)	Effect on the expense ratio was not greater than 0.005%.

Near-Term Tax Free Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016		2015
Net asset value, beginning of year	$2.20	$2.21	$2.21	$2.25		$2.25
Investment Activities
Net investment income	0.03 *	0.03 *	0.03 *	0.03		0.03
Net realized and unrealized gain (loss)	0.02	(0.01)	–	(0.04)		0.00 (a)
Total from investment activities	0.05	0.02	0.03	(0.01)		0.03
Distributions
From net investment income	(0.03)	(0.03)	(0.03)	(0.03)		(0.03)
From return of capital	–	–	–	(0.00	)(a)	–
Net asset value, end of year	$2.22	$2.20	$2.21	$2.21		$2.25
Total Return (b)	2.18%	0.73%	1.20%	(0.45)%		1.45%
Ratios to Average Net Assets:
Net investment income	1.25%	1.17%	1.16%	1.25%		1.52%
Total expenses	1.05%	1.01%	1.03%	0.97%		1.09%
Expenses waived or reimbursed (c)	(0.60)%	(0.56)%	(0.58)%	(0.52)%		(0.64)%
Net expenses (d)	0.45%	0.45%	0.45%	0.45%		0.45%
Portfolio turnover rate	35%	16%	14%	33%		15%
Net assets, end of year (in thousands)	$43,061	$49,914	$69,120	$95,301		$106,769

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	(0.08)%	(0.07)%	(0.04)%	(0.02)%	–	(e)

(e)	Effect on the expense ratio was not greater than 0.005%.

U.S. Government Securities Ultra-Short Bond Fund

For a capital share outstanding during the

	Investor Class
	Year Ended December 31,
	2019		2018	2017	2016		2015
Net asset value, beginning of year	$2.00		$2.00	$2.00	$2.00		$2.00
Investment Activities
Net investment income	0.03	*	0.02 *	0.01 *	0.01		0.01
Net realized and unrealized gain (loss) (a)	0.00		0.00	(0.00)	0.00		0.00
Total from investment activities	0.03		0.02	0.01	0.01		0.01
Distributions
From net investment income	(0.03)		(0.02)	(0.01)	(0.01)		(0.01)
From return of capital	–		–	–	(0.00	)(a)	–
From net realized gains	(0.00	)(a)	–	–	(0.00	)(a)	(0.00	)(a)
Net asset value, end of year	$2.00		$2.00	$2.00	$2.00		$2.00
Total Return (b)	1.50%		1.15%	0.69%	0.47%		0.34%
Ratios to Average Net Assets:
Net investment income	1.47%		1.14%	0.68%	0.43%		0.33%
Total expenses	1.00%		0.99%	1.03%	1.00%		1.13%
Expenses waived or reimbursed (c)	(0.55)%		(0.54)%	(0.58)%	(0.55)%		(0.68)%
Net expenses (d)	0.45%		0.45%	0.45%	0.45%		0.45%
Portfolio turnover rate	97%		32%	52%	18%		60%
Net assets, end of year (in thousands)	$42,681		$47,290	$49,427	$56,794		$62,562

*	Based on average shares outstanding.
(a)	The per share amount does not round to a full penny.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d)	The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

	Investor Class
	Year Ended December 31,
	2019	2018	2017	2016	2015
Ratios to Average Net Assets:
Expense offset	–	–	–	–	–

Additional Information about the Indexes

Returns for indexes reflect no deduction for fees, expenses or taxes, unless noted.

The Bloomberg Barclays U.S. Treasury Bills 6-9 Months Total Return Index tracks the performance of U.S. Treasury Bills with a maturity of six to nine months.

The Bloomberg Barclays 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million and have a maturity of two to four years.

The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable and attributable gold production of at least 300,000 ounces a year and that derive 75% or more of their revenue from mined gold.

The Hang Seng Composite Index is a market-capitalization weighted index that covers about 95% of the total market capitalization of companies listed on the Main Board of the Hong Kong Stock Exchange.

The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Greece, Hungary, Poland, Russia and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents’ weights in the parent index.

The NYSE Arca Gold Miners Index is a modified market capitalization-weighted index comprised of publicly- traded companies involved primarily in the mining for gold and silver.

The S&P Global Natural Resources Index (Net Total Return) includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining. The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax).

The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The S&P Composite 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500 and the S&P 600.

The S&P Global Luxury Index is a broad-based capitalization-weighted index of 80 of the largest publicly-traded companies engaged in the production or distribution of luxury goods or the provision of luxury services that meet specific investibility requirements.

More information on the funds is available at no charge, upon request:

Annual/Semi-Annual Report

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders, which are available free of charge on the funds’ website at www.usfunds.com. These reports describe the funds’ performance, list holdings, and describe recent market conditions, fund investment strategies and other factors that had a significant impact on each fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

More information about the funds, their investment strategies, and related risks is provided in the SAI. The SAI and the funds’ website (www.usfunds.com) include a description of the funds’ policy with respect to the disclosure of portfolio holdings. There can be no guarantee that the funds will achieve their objectives. The current SAI is on file with the SEC and is legally considered a part of this prospectus and is available free of charge on the funds’ website at www.usfunds.com.

To Request Information:

BY PHONE	1-800-873-8637

BY MAIL	• Regular Mail

U.S. Global Investors Funds
P.O. Box 588
Portland, ME 04112

• Overnight Mail

U.S. Global Investors Funds
c/o Apex Fund Services
Three Canal Plaza, Ground Floor
Portland, ME 04101

BY INTERNET	www.usfunds.com

The SEC also maintains an EDGAR database at http://www.sec.gov that contains the annual and semi-annual reports, the Statement of Additional Information, material incorporated by reference and other information that the funds file electronically with the SEC. Copies of this information may also be obtained, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov.

U.S. GLOBAL INVESTORS FUNDS

SEC Investment Company Act File No. 811-01800

U.S. GLOBAL INVESTORS, INC.

7900 Callaghan Road, San Antonio, Texas 78229

ATLANTIC FUND ADMINISTRATION, LLC d/b/a Apex Fund Services

Three Canal Plaza, Ground Floor, Suite 600

Portland, ME 04101

U.S. Global Investors Funds c/o Apex Fund Services P.O. Box 588 Portland, ME 04112	252-PRU1-0720